UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT	BLACKROCK®

BlackRock Liquidity Funds

„  Federal Trust Fund

„  FedFund

„  TempCash

„  TempFund

„  T-Fund

„  Treasury Trust Fund

„  MuniCash

„  MuniFund

„  California Money Fund

„  New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a sell off in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market – a key determinant for the Fed’s decision on the future of interest rate policy – showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.59	8.03
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended April 30, 2015

The Federal Open Market Committee (“FOMC”) maintained the federal funds rate (the key overnight lending rate) in the target range of 0.00% to 0.25% during the six-month period ended April 30, 2015. The FOMC’s statement released at the conclusion of their April 29 meeting was mostly in line with market expectations. The statement acknowledged that growth had slowed during the first quarter but the FOMC attributed this, at least in part, to transitory weakness in energy and import prices. The FOMC stated that they remain “reasonably confident that inflation will move back to its 2% objective over the medium term” as the impact of these factors is expected to dissipate. Additionally, the statement omitted any calendar reference with regard to a rate hike as the focus was placed instead on labor and inflation data. This marked the first time in six years that the FOMC provided no calendar-based guidance. Anticipation of a pending rate increase remains tempered following the most recent forecasts that were released after the FOMC’s March 18 meeting. These forecasts included a slightly lower outlook for 2015 and 2016 gross domestic product (“GDP”), reduced inflation forecasts and a revised prediction for the unemployment rate falling further than thought a few months earlier. Officials also slashed their median estimate for the federal funds rate to 0.625% for the end of 2015 from the 1.125% estimated in December 2014.

Chairwoman Yellen followed the release of the March statement with a scheduled press conference in which she further clarified the FOMC’s views. Ms. Yellen stressed that there had been no firm decision on the timing of a first rate hike. Regarding the FOMC’s lower GDP forecasts, Ms. Yellen stated that she continues to view the U.S. economy as growing moderately and continued to characterize inflation weakness as transitory. She explained that there is “no simple answer” for when to raise rates, noting that the FOMC should be neither premature nor behind the curve in its decision.

In the eurozone, slow economic growth combined with falling inflation measures compelled the European Central Bank (“ECB”) to maintain its deposit rate at a negative 0.20%. In late 2014, the central bank implemented an asset purchase program focused on asset-backed securities and covered bonds. In January 2015, the ECB announced a larger-than-expected bond-buying program, which ECB President Mario Draghi referred to as the final part of a set of policies that include buying €1.1 trillion of government bonds, European institutional debt and private sector assets between March 2015 and September 2016. The ECB improved its prediction for economic growth this year to 1.5%, up from 1% previously, and anticipated that low inflation would persist in the months ahead before prices begin to rise in late 2015, with 1.8% inflation in 2017.

London Interbank Offered Rates (“LIBOR”) moved higher over the period amid speculation of a possible rate hike from the Federal Reserve (the “Fed”) in mid- to late-2015. The benchmark three-month LIBOR ended the period at 0.278%, which is just over four basis points (0.04%) higher than it had been six months prior.

In the short-term tax-exempt market, conditions remained stable with strong demand and low supply ahead of tax season in April. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) as calculated by Municipal Market Data, reached an all-time low of 0.02% during the period and remained at this level for an unprecedented 14 consecutive weeks. As monetary policy continued to be accommodative, VRDN demand remained well supported by market participants desiring defensive positions heading into an eventual rising rate environment. Finally, as tax-exempt money funds experienced outflows in April, which is a seasonal trend driven by shareholders redeeming shares to pay their federal and state income tax bills, the SIFMA Index moved higher to end the period at 0.11% as VRDN inventory accumulated on dealer balance sheets. For the six-month period overall, the SIFMA Index averaged just 0.03%. VRDN new issuance remained light as municipal issuers focused on issuing longer term bonds at attractive low yield levels to manage their borrowing and refinancing needs.

Given the continued improvement in the fiscal health of municipal finances, issuer’s needs for short-term borrowing continued to decline year-over-year, causing a lower supply of one-year fixed-rate notes in the municipal market and keeping rates relatively low. However, one-year municipal note yields ended the period at 0.20%, according to Municipal Market Data, up six basis points for the six-month period, reflective of the growing anticipation of the first increase in short-term rates from the Fed. Municipal money fund investors are becoming more selective within one-year securities, and maturities beyond six months have experienced spread widening given the low levels. As a change to the FOMC’s monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, the desire to maintain defensive positioning is strong and we expect one-year levels to continue to move higher as we approach “note season” in June, when municipalities issue the bulk of their one-year tax and revenue anticipation notes. Thus, issuers will soon need to offer greater yield premiums to entice buyers to extend out to the full year maturity, causing the short-term municipal yield curve to steepen.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Fund Information as of April 30, 2015

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	79%
U.S. Treasury Obligations	21

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Cash Reserve	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	51%
Repurchase Agreements	50
Liabilities in Excess of Other Assets	(1)

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.09%	0.09%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	34%
Commercial Paper	31
Repurchase Agreements	18
Time Deposits	10
Municipal Bonds	2
Corporate Notes	2
U.S. Treasury Obligations	1
Closed-End Investment Companies	1
Other Assets Less Liabilities	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	5

Fund Information (continued) as of April 30, 2015

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.08%	0.08%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Cash Reserve	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	36%
Commercial Paper	31
Time Deposits	21
Repurchase Agreements	10
U.S. Treasury Obligations	1
Corporate Notes	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	54%
U.S. Treasury Obligations	46

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%
Select	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	95%
Other Assets Less Liabilities	5

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Fund Information (continued) as of April 30, 2015

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	52%
Municipal Bonds	26
Closed-End Investment Companies	12
Municipal Put Bonds	5
Commercial Paper	1
Other Assets less Liabilities	4

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	73%
Municipal Bonds	15
Commercial Paper	6
Municipal Put Bonds	3
Other Assets Less Liabilities	3

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	41%
Municipal Bonds	32
Commercial Paper	15
Closed-Ended Investment Companies	4
Municipal Put Bonds	4
Other Assets Less Liabilities	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	7

Fund Information (concluded) as of April 30, 2015

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Municipal Bonds	19
Closed-End Investment Companies	1
Liabilities in Excess of Other Assets	(1)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2014 and held through April 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.45	$0.35	0.07%
Dollar	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.45	$0.35	0.07%
Administration	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

FedFund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Dollar	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Cash Management	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Cash Reserve	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Administration	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Select	$1,000.00	$1,000.10	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Private Client	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Premier	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

TempCash
Institutional	$1,000.00	$1,000.50	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.20	$1.19	$1,000.00	$1,023.60	$1.20	0.24%

TempFund
Institutional	$1,000.00	$1,000.40	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Dollar	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Cash Management	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Cash Reserve	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Administration	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
Select	$1,000.00	$1,000.20	$1.04	$1,000.00	$1,023.75	$1.05	0.21%
Private Client	$1,000.00	$1,000.20	$1.04	$1,000.00	$1,023.75	$1.05	0.21%
Premier	$1,000.00	$1,000.20	$0.99	$1,000.00	$1,023.80	$1.00	0.20%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	9

Expense Examples (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Dollar	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Cash Management	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Administration	$1,000.00	$1,000.10	$ —	$1,000.00	$1,024.79	$ —	0.00%
Select	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Premier	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.60	$0.20	0.04%
Dollar	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.60	$0.20	0.04%
Cash Management	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.60	$0.20	0.04%
Administration	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.60	$0.20	0.04%

MuniCash
Institutional	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%
Dollar	$1,000.00	$1,000.10	$0.64	$1,000.00	$1,024.15	$0.65	0.13%

MuniFund
Institutional	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Dollar	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Cash Management	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Administration	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Select	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Private Client	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Premier	$1,000.00	$1,000.20	$0.25	$1,000.00	$1,024.55	$0.25	0.05%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Dollar	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Administration	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Select	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Private Client	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Premier	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Cash Management	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.45	$0.35	0.07%
Administration	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Select	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Private Client	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Premier	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.45	$0.35	0.07%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
4.70%, 8/10/15	$900	$911,411
0.20%, 8/14/15	5,000	5,000,673
Federal Farm Credit Bank Discount Notes: (a)
0.05%, 5/08/15	5,552	5,551,946
0.06%, 5/11/15	10,000	9,999,833
0.05%, 5/13/15	10,000	9,999,833
0.05%, 5/20/15	4,000	3,999,894
0.09%, 5/21/15	10,000	9,999,500
0.05%, 5/22/15	5,000	4,999,854
0.05%, 5/26/15	3,000	2,999,896
0.07%, 6/02/15	10,000	9,999,378
0.14%, 7/10/15	917	916,750
0.10%, 8/03/15	5,000	4,998,695
0.15%, 10/09/15	5,000	4,996,646
0.24%, 12/18/15	2,655	2,650,911
0.23%, 12/23/15	3,272	3,267,067
Federal Farm Credit Bank Variable Rate Notes: (b)
0.18%, 2/26/16	2,660	2,659,946
0.18%, 12/16/16	3,047	3,047,000
0.13%, 11/24/15	11,300	11,300,000
Federal Home Loan Bank Bonds:
0.13%, 6/04/15	5,000	5,000,000
0.20%, 8/18/15	1,625	1,625,161
0.21%, 8/28/15	1,965	1,964,968
0.12%, 8/17/15	1,710	1,709,894
0.19%, 9/01/15	2,200	2,199,865
0.34%, 3/14/16	4,270	4,269,132
0.09%, 9/02/15	1,010	1,009,888
1.63%, 8/20/15	8,380	8,417,727
Federal Home Loan Bank Discount Notes: (a)
0.05%, 5/01/15	1,510	1,510,000
0.11%, 5/05/15	3,000	2,999,963
0.05%, 5/06/15	7,832	7,831,946
0.05%, 5/21/15	26,000	25,999,321

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.13%, 5/22/15	$300	$299,977
0.15%, 7/08/15	6,999	6,998,017
0.08%, 7/08/15	4,941	4,941,253
0.15%, 7/10/15	8,000	7,997,667
0.14%, 8/05/15	3,500	3,498,693
0.13%, 8/05/15	3,000	2,998,944
0.14%, 8/19/15	4,000	3,998,289
0.15%, 9/09/15	193	192,895
0.17%, 10/02/15	5,138	5,134,373
Federal Home Loan Bank Variable Rate Notes: (b)
0.13%, 5/21/15	10,245	10,244,986
0.14%, 4/15/16	10,000	10,000,000
0.18%, 1/17/17	5,000	5,000,342
0.17%, 3/28/17	3,000	2,998,424
0.19%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.05%, 5/05/15	30,000	29,999,833
0.06%, 5/20/15	10,000	9,999,710
Total U.S. Government Sponsored Agency Obligations — 78.8%		269,140,501

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.02%, 5/07/15	5,921	5,920,985
0.02%, 5/14/15	9,780	9,779,941
0.02%, 5/21/15	40,000	39,999,667
0.01%, 5/28/15	15,000	14,999,859
Total U.S. Treasury Obligations — 20.7%		70,700,452
Total Investments (Cost — $339,840,953*) — 99.5%		339,840,953
Other Assets Less Liabilities — 0.5%		1,714,374

Net Assets — 100.0%		$341,555,327

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	SPEARS	Short Puttable Exempt
	Corp.	HFA	Housing Finance Agency		Bonds		Adjustable Receipts
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
	(subject to)	IDRB	Industrial Development Revenue Bonds	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes			RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
GO	General Obligation Bonds				Agreement

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	11

Schedule of Investments (concluded)	Federal Trust Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$339,840,953	—	$339,840,953

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $1,684,098 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 0.50%, 9/28/15	$44,580	$44,643,311
Fannie Mae Discount Notes: (a)
0.13%, 9/02/15	225,800	225,698,892
0.12%, 5/18/15	200,000	199,989,139
0.10%, 5/21/15	331,605	331,586,578
0.14%, 6/10/15	48,935	48,927,388
0.14%, 7/08/15	271,640	271,568,166
0.16%, 8/03/15	120,000	119,949,867
0.16%, 8/17/15	180,720	180,633,254
0.13%, 9/14/15	289,840	289,697,656
0.13%, 9/15/15	50,000	49,975,264
Fannie Mae Variable Rate Notes: (b)
0.20%, 1/26/17	25,000	24,995,561
0.15%, 8/05/15	89,000	88,995,242
0.19%, 7/25/16	9,000	9,004,562
0.17%, 10/21/16	300,000	299,983,902
Federal Farm Credit Bank Discount Notes,
0.24%, 12/18/15 (a)	114,145	113,969,217
Federal Farm Credit Bank Variable Rate Notes: (b)
0.21%, 6/26/15	67,000	67,007,894
0.18%, 2/26/16	130,776	130,773,322
0.16%, 8/12/16	75,000	74,992,923
0.15%, 6/30/16	163,500	163,458,352
0.18%, 12/16/16	182,015	182,015,000
0.17%, 9/09/16	200,000	199,981,255
Federal Home Loan Bank Bonds:
0.20%, 8/18/15	135,740	135,750,479
0.20%, 8/24/15	43,300	43,301,732
0.20%, 8/25/15	218,720	218,734,189
0.21%, 8/28/15	108,195	108,193,235
0.19%, 9/01/15	133,375	133,366,826
0.21%, 10/09/15	41,910	41,904,843
0.16%, 10/09/15	126,850	126,836,971
0.09%, 9/02/15	43,950	43,945,139
0.38%, 8/28/15	50,825	50,859,579
Federal Home Loan Bank Discount Notes: (a)
0.05%, 5/21/15	5,670	5,669,852
0.09%, 7/17/15	45,750	45,741,682
0.14%, 7/24/15	45,000	44,985,038
0.15%, 7/24/15	49,500	49,483,252
0.14%, 8/26/15	236,000	235,894,983
0.14%, 9/02/15	66,000	65,968,628
0.14%, 9/04/15	179,000	178,913,543
0.14%, 9/21/15	100,000	99,944,389
0.17%, 10/02/15	238,321	238,152,785
0.16%, 10/07/15	67,400	67,351,775
0.16%, 10/16/15	45,750	45,716,908
0.20%, 1/19/16	24,300	24,265,383
Federal Home Loan Bank Variable Rate Notes: (b)
0.16%, 11/25/15	76,320	76,315,597
0.17%, 12/11/15	91,000	90,994,306
0.13%, 8/20/15	50,000	49,998,252
0.16%, 5/20/16	125,000	124,979,798
0.16%, 5/27/16	89,300	89,285,450
0.15%, 12/09/15	89,000	88,990,209
0.19%, 7/16/15	122,000	122,000,000
Freddie Mac Discount Notes: (a)
0.12%, 5/19/15	200,000	199,988,500
0.10%, 5/20/15	148,355	148,347,170
0.10%, 5/21/15	100,000	99,994,444
0.12%, 5/29/15	13,565	13,563,734
0.15%, 6/15/15	70,308	70,294,993
0.09%, 6/25/15	9,180	9,178,738
0.13%, 7/13/15	50,000	49,986,819
0.17%, 7/22/15	34,000	33,986,834
0.12%, 8/25/15	80,000	79,970,356

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a) (concluded)
0.14%, 9/17/15	$90,320	$90,271,177
Freddie Mac Variable Rate Notes: (b)
0.16%, 10/16/15	53,900	53,900,000
0.17%, 11/25/15	35,000	35,000,000
0.14%, 2/18/16	179,720	179,697,997
0.18%, 1/13/17	110,505	110,485,782
Total U.S. Government Sponsored Agency Obligations — 50.6%		6,940,058,112

U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.08%, 10/31/16 (b)	42,510	42,510,134

Repurchase Agreements
Barclays Capital, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $50,000,139, collateralized by U.S. Treasury Bond, 1.38% due at 4/30/20, aggregate original par and fair value of $51,127,900 and $51,000,080, respectively)	50,000	50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $51,000,080)		50,000,000
BNP Paribas Securities Corp., 0.33%, 5/01/15 (c) (Purchased on 3/19/15 to be repurchased at $100,039,536, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 5.97% due from 7/25/19 to 10/25/43, aggregate original par and fair value of $2,178,034,370 and $110,393,141, respectively)	100,000	100,000,000
BNP Paribas Securities Corp., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $25,000,069, collateralized by U.S. Treasury Bond, 0.88% due at 12/31/16, aggregate original par and fair value of $25,264,900 and $25,500,029, respectively)	25,000	25,000,000
BNP Paribas Securities Corp., 0.12%, 5/07/15 (c) (Purchased on 4/08/15 to be repurchased at $540,040,500, collateralized by various U.S. Government sponsored agency obligations and U.S. Treasury obligations, 0.00% to 6.59% due from 8/31/18 to 1/25/47, aggregate original par and fair value of $6,680,518,728 and $578,446,863, respectively)	540,000	540,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $714,340,033)		665,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (d) (Purchased on 4/30/15 to be repurchased at $125,000,382, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 8/27/15 to 2/15/43, aggregate original par and fair value of $139,824,969 and $127,500,000, respectively)	125,000	125,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $127,500,000)		125,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.10%, 5/01/15 (d) Purchased on 4/30/15 to be repurchased at $265,000,736, collateralized by various U.S. Treasury obligations, 1.38% to 9.00% due from 5/15/17 to 8/15/43, aggregate original par and fair value of $241,101,506 and $270,300,015, respectively	$265,000	$265,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $270,300,015)		265,000,000
Federal Reserve Bank of New York, 0.05%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $860,001,194, collateralized by various U.S. Treasury obligations, 2.00% to 2.75% due from 2/28/18 to 11/15/21, aggregate original par and fair value of $828,344,600 and $860,001,261, respectively)	860,000	860,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $860,001,261)		860,000,000
Goldman Sachs & Co., 0.16%, 5/07/15 (Purchased on 4/30/15 to be repurchased at $386,012,009, collateralized by various U.S. Government sponsored agency obligations, 3.21% to 5.97% due from 10/15/35 to 12/15/53, aggregate original par and fair value of $1,796,642,128 and $413,020,000, respectively)	386,000	386,000,000
Total Value of Goldman Sachs & Co. (collateral value of $413,020,000)		386,000,000
HSBC Securities (USA), Inc., 0.10%, 5/01/15 (c) (Purchased on 1/27/14 to be repurchased at $310,329,833, collateralized by U.S. Treasury obligations, 2.75% to 4.38% due from 2/15/24 to 8/15/40, aggregate original par and fair value of $274,288,000 and $316,205,280, respectively)	310,000	310,000,000
HSBC Securities (USA), Inc., 0.11%, 5/01/15 (c) (Purchased on 3/31/14 to be repurchased at $195,083,411, collateralized by various U.S. Government sponsored agency and U.S. Treasury obligations, 2.50% to 6.50% due from 2/01/23 to 3/01/45, aggregate original par and fair value of $306,210,062 and $200,852,770, respectively)	195,000	195,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $517,058,050)		505,000,000
JPMorgan Securities LLC, 0.18%, 5/01/15 (c) (Purchased on 3/16/15 to be repurchased at $500,115,639, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 9.64% due from 7/25/22 to 5/15/49, aggregate original par and fair value of $1,808,528,080 and $537,817,277, respectively)	500,000	500,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.19%, 5/01/15 (c) (Purchased on 5/15/13 to be repurchased at $311,171,456, collateralized by various U.S. Government sponsored agency obligations, 0.04% to 7.82% due from 6/25/27 to 12/25/44, aggregate original par and fair value of $8,403,574,569 and $344,100,070, respectively)	$310,000	$310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $881,917,347)		810,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $39,643,110, collateralized by various U.S. Treasury Bonds, 0.00% to 1.75% due from 5/15/22 to 2/15/33, aggregate original par and fair value of $52,052,732 and $40,435,861, respectively)	39,643	39,643,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $591,001,970, collateralized by various U.S. Government sponsored agency obligations, 0.93% to 7.07% due from 3/20/26 to 3/20/65, aggregate original par and fair value of $8,480,441,623 and $644,355,932, respectively)	591,000	591,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $60,000,167, collateralized by U.S. Treasury obligations, 0.00% due at 11/15/26, aggregate original par and fair value of $80,351,868 and $61,200,000, respectively)	60,000	60,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 5/06/15 (Purchased on 4/29/15 to be repurchased at $150,004,667, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 6.00% due from 2/25/17 to 1/15/43, aggregate original par and fair value of $662,508,311 and $161,303,022, respectively)	150,000	150,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $907,294,815)		840,643,000
RBC Capital Markets LLC, 0.27%, 5/01/15 (c) (Purchased on 4/06/15 to be repurchased at $325,060,938, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 8.92% due from 6/01/21 to 4/20/45, aggregate original par and fair value of $2,094,004,305 and $345,241,037, respectively)	325,000	325,000,000
RBC Capital Markets LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $245,000,681, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 8.22% due from 6/01/26 to 2/25/45, aggregate original par and fair value of $3,177,174,745 and $261,822,463, respectively)	245,000	245,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.18%, 5/06/15 (Purchased on 4/29/15 to be repurchased at $200,007,000, collateralized by various U.S. Government sponsored agency obligations, 0.00% to 8.68% due from 3/25/25 to 2/25/45, aggregate original par and fair value of $2,028,751,497 and $213,314,180, respectively)	$200,000	$200,000,000
Total Value of RBC Capital Markets LLC (collateral value of $820,377,680)		770,000,000
SG Americas Securities LLC, 0.14%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $98,000,381, collateralized by various U.S. Treasury Bonds, 0.25% to 2.63% due from 12/31/15 to 4/15/17, aggregate original par and fair value of $83,013,802 and $99,960,018, respectively)	98,000	98,000,000
Total Value of SG Americas Securities LLC (collateral value of $99,960,018)		98,000,000
Wells Fargo Bank N.A., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $75,000,208, collateralized by U.S. Treasury Bonds, 1.50% due at 10/31/19, aggregate original par and fair value of $76,001,225 and $76,500,021, respectively)	75,000	75,000,000
Total Value of Wells Fargo Bank N.A. (collateral value of $76,500,021)		75,000,000
Wells Fargo Securities LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $250,000,694, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 5/15/15 to 11/15/44, aggregate original par and fair value of $241,334,087 and $255,000,005, respectively)	250,000	250,000,000
Wells Fargo Securities LLC, 0.12%, 5/01/15 (c) (Purchased on 8/14/14 to be repurchased at $400,346,667, collateralized by various U.S. Government sponsored agency and U.S. Treasury obligations, 1.92% to 4.50% due from 4/01/25 to 5/01/45, aggregate original par and fair value of $494,121,297 and $412,000,001, respectively)	400,000	400,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.10%, 5/04/15 (Purchased on 4/27/15 to be repurchased at $400,007,778, collateralized by various U.S. Government sponsored agency obligations, 2.57% to 4.50% due from 12/01/26 to 5/01/45, aggregate original par and fair value of $639,773,329 and $412,000,001, respectively)	$400,000	$400,000,000
Wells Fargo Securities LLC, 0.10%, 5/05/15 (Purchased on 4/28/15 to be repurchased at $250,004,861, collateralized by various U.S. Government sponsored agency obligations, 3.00% to 4.00% due from 4/01/30 to 3/01/45, aggregate original par and fair value of $245,707,072 and $257,500,000, respectively)	250,000	250,000,000
Wells Fargo Securities LLC, 0.12%, 5/14/15 (Purchased on 2/13/15 to be repurchased at $138,041,400, collateralized by various U.S. Government sponsored agency obligations, 3.00% to 3.19% due from 3/01/45 to 4/01/45, aggregate original par and fair value of $138,827,571 and $142,140,000, respectively)	138,000	138,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $1,478,640,007)		1,438,000,000
Total Repurchase Agreements — 50.2%		6,887,643,000
Total Investments (Cost — $13,870,211,246*) — 101.1%		13,870,211,246
Liabilities in Excess of Other Assets — (1.1)%		(145,766,262)

Net Assets — 100.0%		$13,724,444,984

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

•

Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at April 31, 2015	Income
PNC Bank N.A.	$15,200,000	$4,319,800,000	$4,335,000,000	—	$16,468

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	15

Schedule of Investments (concluded)	FedFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,870,211,246	—	$13,870,211,246

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of April 30, 2015, bank overdraft of $(144,637,631) is categorized as Level 2 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.9%
Wells Fargo Bank N.A.:
0.27%, 6/12/15 (a)	$15,000	$15,000,000
0.29%, 9/08/15 (a)	20,000	20,000,000
0.30%, 11/19/15 (a)	5,000	5,000,000

		40,000,000
Yankee — 31.8%(b)
Bank of Montreal, Chicago:
0.26%, 6/03/15 (a)	17,000	17,000,000
0.28%, 7/06/15 (a)	10,000	10,000,100
0.30%, 1/07/16 (a)	20,000	20,000,000
Bank of Nova Scotia, Houston:
0.28%, 6/29/15 (a)	25,000	25,000,000
0.25%, 8/28/15 (a)	15,000	15,000,000
0.25%, 9/10/15 (a)	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 7/10/15	10,000	10,000,000
0.30%, 8/03/15	10,000	10,000,000
0.30%, 8/04/15	10,000	10,000,000
Canadian Imperial Bank of Commerce, New York:
0.25%, 7/09/15 (a)	10,000	10,000,000
0.29%, 1/26/16 (a)	10,000	10,000,000
0.29%, 3/30/16 (a)	15,000	15,000,000
Credit Industriel et Commercial, New York:
0.32%, 6/08/15	10,000	10,000,000
0.39%, 9/04/15	40,000	40,000,000
KBC Bank N.V., New York:
0.13%, 5/06/15	21,000	21,000,000
0.13%, 5/07/15	50,000	50,000,000
Mizuho Bank Ltd., New York:
0.27%, 6/17/15	35,000	35,000,000
0.27%, 7/20/15	10,000	10,000,000
0.27%, 7/23/15	20,000	20,000,000
National Australia Bank Ltd., New York, 0.25%, 7/10/15 (a)	25,000	25,000,000
National Bank of Canada, New York, 0.32%, 12/24/15 (a)	20,000	20,000,000
Norinchukin Bank, New York:
0.24%, 5/20/15	10,000	10,000,000
0.24%, 6/18/15	15,000	15,000,000
0.25%, 6/23/15	5,000	5,000,000
0.25%, 7/06/15	10,000	10,000,000
0.28%, 8/17/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 0.30%, 10/28/15	10,000	10,000,000
Rabobank Nederland N.V., New York:
0.27%, 8/14/15 (a)	15,000	15,000,000
0.27%, 8/18/15	15,000	15,000,000
0.24%, 9/21/15 (a)	10,000	10,000,000
0.27%, 11/04/15 (a)	15,000	15,000,000
0.26%, 1/11/16 (a)	5,000	5,000,000
Royal Bank of Canada, New York, 0.27%, 11/12/15 (a)	5,000	5,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.27%, 8/05/15	40,000	40,000,000
0.27%, 8/10/15	15,000	15,000,000
Svenska Handelsbanken AB, New York, 0.21%, 5/11/15	20,000	20,000,000
Toronto Dominion Bank, New York:
0.25%, 6/10/15	10,000	10,000,000
0.23%, 7/20/15	4,000	4,000,000
0.35%, 9/10/15	7,500	7,500,000
0.27%, 11/10/15 (a)	15,000	15,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded)(b)
Westpac Banking Corp., New York, 0.27%, 10/28/15 (a)	$20,000	$20,000,000

		659,500,100
Total Certificates of Deposit — 33.7%		699,500,100

Commercial Paper
Australia and New Zealand Banking Group Ltd., 0.25%, 6/02/15 (a)(c)	20,000	20,000,000
BNP Paribas S.A., New York, 0.31%, 9/01/15 (d)	15,000	14,984,113
Cafco LLC, 0.26%, 8/04/15 (d)	20,000	19,986,278
Caisse Des Depots et Consignations, 0.28%, 7/06/15 (d)	25,000	24,987,167
Charta LLC, 0.26%, 8/04/15 (d)	19,500	19,486,621
Ciesco LLC, 0.28%, 8/03/15 (d)	16,000	15,988,302
Collateralized Commercial Paper II Co. LLC:
0.25%, 7/20/15 (d)	5,000	4,997,222
0.46%, 10/13/15 (d)	10,000	9,978,917
Commonwealth Bank of Australia:
0.27%, 10/23/15 (a)(c)	25,000	25,000,099
0.29%, 3/29/16 (a)(c)	23,000	22,998,029
Credit Suisse Group A.G., New York, 0.25%, 6/15/15 (d)	10,000	9,996,875
DnB NOR Bank ASA, 0.29%, 8/24/15 (d)	10,000	9,990,736
Erste Abwicklungsanstalt, 0.00%, 7/27/15 (d)	40,000	39,972,933
General Electric Capital Corp.:
0.28%, 8/19/15 (d)	10,000	9,991,444
0.30%, 11/03/15 (d)	5,000	4,992,250
HSBC Bank PLC:
0.26%, 7/08/15 (a)(c)	10,000	10,000,000
0.30%, 12/09/15 (a)	15,000	15,000,000
Jupiter Securitization Co. LLC, 0.27%, 7/07/15 (d)	15,000	14,992,463
Kells Funding LLC, 0.24%, 7/01/15 (a)(c)	35,000	35,000,000
Lloyds Bank PLC, New York, 0.13%, 5/07/15 (d)	75,000	74,998,375
Macquarie Bank Ltd.:
0.30%, 8/21/15 (d)	2,000	1,998,133
0.41%, 10/26/15 (d)	25,000	24,949,319
Mont Blanc Capital Corp., 0.20%, 5/08/15 (d)	1,670	1,669,935
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	12,000	12,000,000
Nieuw Amsterdam Receivables Corp., 0.30%, 7/27/15 (d)	10,000	9,992,750
Skandinaviska Enskilda Banken AB,:
0.24%, 7/09/15 (d)	25,000	24,988,500
0.30%, 8/25/15 (d)	10,000	9,990,333
Societe Generale, 0.26%, 6/01/15 (d)	7,000	6,998,433
Starbird Funding Corp.:
0.25%, 6/08/15 (d)	20,023	20,017,716
0.30%, 7/13/15 (d)	25,000	24,984,792
Sumitomo Mitsui Banking Corp., 0.31%, 7/13/15 (d)	15,000	14,990,571
Thunder Bay Funding LLC:
0.22%, 6/19/15 (d)	25,000	24,992,514
0.30%, 10/05/15 (d)	22,000	21,971,217
Westpac Banking Corp.:
0.25%, 7/02/15 (a)(c)	10,000	9,999,913
0.27%, 7/20/15 (d)	6,850	6,845,890
0.27%, 7/21/15 (d)	7,000	6,995,747
0.27%, 3/18/16 (a)	20,000	20,000,000
Total Commercial Paper — 31.2%		646,727,587

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	17

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
MetLife Global Funding, Inc. I, 1.70%, 6/29/15 (c)	$8,000	$8,017,567
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	15,000	15,027,755
Wells Fargo Bank N.A., 0.56%, 7/20/15 (a)	9,150	9,154,940
Total Corporate Notes — 1.6%		32,200,262

Municipal Bonds
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.13%, 5/07/15 (e)	25,200	25,200,000
University of California RB Series 2011Z-1 VRDN, 0.10%, 5/07/15 (e)	17,000	17,000,000
Total Municipal Bonds — 2.0%		42,200,000

Closed-End Investment Companies (e)
California — 0.3%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.15%, 5/07/15	5,000	5,000,000
Multi-State — 0.3%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.16%, 5/07/15 (c)	6,900	6,900,000
New York — 0.4%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 5/07/15 (c)	8,700	8,700,000
Total Closed-End Investment Companies — 1.0%		20,600,000

Time Deposits
Credit Agricole Corporate & Invest, 0.07%, 5/01/15	30,000	30,000,000
Natixis SA, 0.06%, 5/01/15	50,000	50,000,000
Skandinaviska Enskilda Banken AB, New York, 0.06%, 5/01/15	50,000	50,000,000
Standard Chartered Bank, 0.07%, 5/01/15	80,000	80,000,000
Total Time Deposits — 10.1%		210,000,000

U.S. Treasury Obligations
U.S. Treasury Bills:
0.25%, 4/28/16 (d)	15,000	14,962,187
0.20%, 3/31/16 (d)	15,000	14,972,083
Total U.S. Treasury Obligations — 1.5%		29,934,270

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.30%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $85,000,708, collateralized by various corporate/debt obligations, 0.00% to 7.70% due from 7/01/15 to 5/15/2115, aggregate original par and fair value of $81,280,881 and $90,950,000, respectively)	$85,000	$85,000,000
Total Value of Barclays Capital, Inc. (collateral value of $90,950,000)		85,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (f) (Purchased on 4/30/15 to be repurchased at $10,000,031, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 8/27/15 to 2/15/43, aggregate original par and fair value of $11,186,001 and $10,200,002, respectively)	10,000	10,000,000
Citigroup Global Markets, Inc., 0.63%, 6/04/15 (e) (Purchased on 12/23/11 to be repurchased at $39,673,033, collateralized by various corporate/debt obligations, 0.00% to 0.75% due from 4/25/19 to 7/27/26, aggregate original par and fair value of $41,483,708 and $41,195,000, respectively)	38,500	38,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $51,395,002)		48,500,000
Credit Suisse Securities (USA) LLC, 0.40%, 5/01/15 (e) (Purchased on 11/10/14 to be repurchased at $29,113,890, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.00% due at 3/18/44, aggregate original par and fair value of $64,840,000 and $34,858,493, respectively)	29,047	29,047,000
Credit Suisse Securities (USA) LLC, 0.63%, 6/04/15 (e) (Purchased on 2/09/15 to be repurchased at $10,020,125, collateralized by various U.S. Government sponsored agency obligations, 11.41% to 50.91% due from 8/25/37 to 3/25/45, aggregate original par and fair value of $20,291,154 and $10,704,447, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $45,562,940)		39,047,000
Deutsche Bank Securities Inc., 0.10%, 5/01/15 (f) (Purchased on 4/30/15 to be repurchased at $10,000,028, collateralized by various U.S. Treasury obligations, 1.38% to 9.00% due from 5/15/17 to 8/15/43, aggregate original par and fair value of $9,098,166 and $10,199,997, respectively)	10,000	10,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $10,199,997)		10,000,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $15,000,054, collateralized by U.S. Government sponsored agency obligations, 3.00% due at 10/01/29, aggregate original par and fair value of $15,855,000 and $15,452,547, respectively)	$15,000	$15,000,000
JPMorgan Securities LLC, 0.54%, 6/04/15 (e) (Purchased on 9/22/14 to be repurchased at $5,019,125, collateralized by various corporate/debt obligations, 2.95% to 7.75% due from 6/15/27 to 11/25/31, aggregate original par and fair value of $7,105,000 and $6,004,423, respectively)	5,000	5,000,000
JPMorgan Securities LLC, 0.78%, 7/30/15 (e) (Purchased on 11/25/14 to be repurchased at $10,053,517, collateralized by corporate/debt obligations, 0.00% due at 10/26/36, aggregate original par and fair value of $17,350,000 and $12,000,194, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.66%, 7/30/15 (e) (Purchased on 9/22/14 to be repurchased at $5,028,508, collateralized by various corporate/debt obligations, 0.58% to 8.31% due from 6/15/27 to 5/01/32, aggregate original par and fair value of $44,050,000 and $6,002,933, respectively)	5,000	5,000,000
Total Value of JPMorgan Securities LLC (collateral value of $39,460,097)		35,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (e) (Purchased on 3/28/14 to be repurchased at $5,007,204, collateralized by various corporate/debt obligations, 0.00% to 0.29% due from 5/20/15 to 10/01/15, aggregate original par and fair value of $5,266,598 and $5,250,001, respectively)	5,000	5,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $35,000,126, collateralized by various corporate/debt obligations, 0.00% to 0.45% due from 5/20/15 to 10/14/15, aggregate original par and fair value of $36,794,450 and $36,750,000, respectively)	35,000	35,000,000
RBC Capital Markets LLC, 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $5,000,017, collateralized by various corporate/debt obligations, 2.38% to 6.65% due from 4/28/21 to 12/31/49, aggregate original par and fair value of $5,148,271 and $5,250,001, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $47,250,002)		45,000,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.23%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $90,000,575, collateralized by various corporate/debt obligations and U.S. Treasury Bond, 0.00% to 9.25% due from 9/30/15 to 8/15/53, aggregate original par and fair value of $104,461,089 and $99,271,163, respectively)	$90,000	$90,000,000
Total Value of UBS Securities LLC (collateral value of $99,271,163)		90,000,000
Wells Fargo Bank N.A., 0.10%, 5/01/15 (f) (Purchased on 4/30/15 to be repurchased at $5,000,014, collateralized by U.S. Treasury Bond, 1.50% due at 10/31/19, aggregate original par and fair value of $5,066,749 and $5,100,002, respectively)	5,000	5,000,000
Total Value of Wells Fargo Bank N.A. (collateral value of $5,100,002)		5,000,000
Wells Fargo Securities LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $5,000,014, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 5/15/15 to 11/15/44, aggregate original par and fair value of $4,826,683 and $5,099,997, respectively)	5,000	5,000,000
Wells Fargo Securities LLC, 0.25%, 5/01/15 (f) (Purchased on 8/05/14 to be repurchased at $5,009,340, collateralized by corporate/debt obligations, 2.46% due at 7/20/20, aggregate original par and fair value of $5,279,670 and $5,350,000, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $10,449,997)		10,000,000
Total Repurchase Agreements — 17.7%		367,547,000
Total Investments (Cost — $2,048,709,219*) — 98.8%		2,048,709,219
Other Assets Less Liabilities — 1.2%		25,095,034

Net Assets — 100.0%		$2,073,804,253

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	19

Schedule of Investments (concluded)	TempCash

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy :

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,048,709,219	—	$2,048,709,219

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposed. As of April 30, 2015, cash of $215,213 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.2%
Wells Fargo Bank N.A.:
0.27%, 6/12/15 (a)	$230,000	$230,000,000
0.27%, 7/01/15 (a)	190,000	190,000,000
0.27%, 7/10/15 (a)	150,000	150,000,000
0.29%, 9/08/15 (a)	250,000	250,000,000
0.30%, 11/19/15 (a)	185,000	185,000,000
0.30%, 12/08/15 (a)	150,000	150,000,000

		1,155,000,000
Yankee — 34.0% (b)
Bank of Montreal, Chicago:
0.24%, 5/29/15	400,000	400,000,000
0.26%, 6/03/15 (a)	20,000	20,000,000
0.25%, 6/05/15	100,000	100,000,000
0.29%, 1/05/16 (a)	150,000	150,000,000
0.30%, 1/07/16 (a)	100,000	100,000,000
0.29%, 2/02/16 (a)	150,000	150,000,000
0.31%, 2/26/16 (a)	420,000	420,000,000
Bank of Nova Scotia, Houston:
0.25%, 8/28/15 (a)	388,000	388,000,000
0.25%, 9/10/15 (a)	274,000	274,000,000
0.26%, 11/06/15 (a)	330,000	330,000,000
0.26%, 11/06/15 (a)	4,000	4,000,000
0.28%, 12/02/15 (a)	250,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 6/19/15	125,000	125,000,000
0.25%, 6/22/15	320,000	320,000,000
0.30%, 7/09/15	195,000	195,000,000
0.30%, 7/10/15	240,000	240,000,000
0.26%, 7/20/15	200,000	200,000,000
0.30%, 8/03/15	200,000	200,000,000
0.27%, 8/17/15	325,000	325,000,000
BNP Paribas S.A., New York, 0.25%, 5/18/15	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York:
0.29%, 1/26/16 (a)	140,000	140,000,000
0.29%, 3/30/16 (a)	370,000	370,000,000
Credit Agricole CIB, New York, 0.30%, 8/03/15	280,000	280,000,000
Credit Industriel et Commercial, New York:
0.30%, 5/15/15	82,000	82,000,000
0.32%, 6/08/15	256,000	256,000,000
0.30%, 8/03/15	270,000	270,000,000
0.38%, 8/03/15	205,000	205,000,000
DnB Bank ASA, New York, 0.12%, 5/05/15	302,000	302,000,000
KBC Bank N.V., New York:
0.13%, 5/06/15	530,000	530,000,000
0.13%, 5/07/15	900,000	900,000,000
Mizuho Bank Ltd., New York:
0.24%, 5/15/15	100,000	100,000,000
0.27%, 6/17/15	290,000	290,000,000
0.27%, 7/20/15	350,000	350,000,000
0.27%, 7/23/15	273,000	273,000,000
0.27%, 7/24/15	270,000	270,000,000
0.27%, 8/05/15	195,000	195,000,000
0.28%, 8/05/15	245,000	245,000,000
National Australia Bank Ltd., New York, 0.25%, 7/10/15 (a)	435,000	435,000,000
National Bank of Canada, New York, 0.32%, 12/24/15 (a)	220,000	220,000,000
Norinchukin Bank, New York:
0.24%, 5/18/15	100,000	100,000,000
0.24%, 6/04/15	225,000	225,000,000
0.24%, 6/15/15	390,000	390,000,000
0.25%, 6/23/15	400,000	400,000,000
0.25%, 7/06/15	290,000	290,000,000
0.28%, 8/17/15	300,000	300,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Oversea-Chinese Banking Corp. Ltd., New York:
0.23%, 5/07/15	$212,000	$212,000,000
0.24%, 5/21/15	125,000	125,000,000
0.30%, 10/28/15	195,000	195,000,000
Rabobank Nederland N.V., New York:
0.28%, 7/17/15 (a)	139,000	139,000,000
0.27%, 8/14/15 (a)	445,000	445,000,000
0.27%, 8/18/15	50,000	50,000,000
0.31%, 9/16/15 (a)	199,000	199,000,000
0.24%, 9/21/15 (a)	200,000	200,000,000
0.27%, 11/04/15 (a)	143,000	143,000,000
Royal Bank of Canada, New York, 0.27%, 11/12/15 (a)	255,000	255,000,000
Skandinaviska Enskilda Banken AB, New York, 0.25%, 7/10/15	353,000	353,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 5/27/15	300,000	300,000,000
0.31%, 7/02/15	225,000	225,000,000
0.27%, 7/17/15	180,000	180,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.28%, 5/20/15	375,000	375,000,000
0.27%, 6/22/15	270,000	270,000,000
0.26%, 7/16/15	330,000	330,000,000
0.27%, 8/05/15	318,000	318,000,000
0.27%, 8/10/15	45,000	45,000,000
Toronto Dominion Bank, New York:
0.25%, 6/10/15	216,500	216,500,000
0.23%, 7/20/15	94,000	94,000,000
0.25%, 8/04/15 (a)	100,000	100,000,000
0.27%, 9/04/15 (a)	250,000	250,000,000
0.35%, 9/10/15	230,000	230,000,000
0.24%, 10/06/15 (a)	200,000	200,000,000
0.27%, 11/10/15 (a)	200,000	200,000,000
0.28%, 1/26/16 (a)	100,000	100,000,000
0.29%, 2/25/16 (a)	219,500	219,500,000
Westpac Banking Corp., New York:
0.27%, 8/26/15 (a)	96,000	96,000,000
0.27%, 10/28/15 (a)	180,000	180,000,000
0.27%, 11/05/15 (a)	325,000	325,000,000

		18,279,000,000
Total Certificates of Deposit — 36.2%		19,434,000,000

Commercial Paper
ANZ New Zealand International Ltd. (London Branch), 0.27%, 6/04/15 (a)	116,500	116,500,000
Australia and New Zealand Banking Group Ltd.:
0.28%, 10/27/15 (a)	94,500	94,492,855
0.25%, 11/25/15 (a)	57,700	57,700,000
Bank Nederlandse Gemeenten:
0.24%, 6/30/15 (c)	27,196	27,185,122
0.27%, 9/03/15 (a)(d)	155,000	155,000,000
Bank of Nova Scotia:
0.29%, 8/05/15 (c)(d)	130,800	130,700,592
0.29%, 8/07/15 (c)(d)	132,000	131,897,590
Bank of Nova Scotia (Toronto Branch), 0.27%, 12/21/15 (a)	200,000	200,000,000
Bedford Row Funding Corp.:
0.30%, 5/14/15 (c)	75,000	74,991,875
0.31%, 7/10/15 (c)(d)	57,000	56,965,642
0.35%, 8/07/15 (c)	120,000	119,885,667
0.32%, 3/11/16 (a)	66,000	66,000,000
0.32%, 3/14/16 (a)	65,000	65,000,000
0.32%, 3/24/16 (a)	59,000	59,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	21

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNP Paribas S.A., New York, 0.31%, 9/01/15 (c)	$340,000	$339,639,883
Cafco LLC:
0.26%, 8/04/15 (c)	244,500	244,332,246
0.28%, 8/07/15 (c)	50,000	49,961,889
Caisse Des Depots et Consignations:
0.22%, 6/18/15 (c)	150,000	149,956,000
0.28%, 7/06/15 (c)	320,000	319,835,733
0.28%, 7/07/15 (c)	200,000	199,895,778
0.23%, 7/15/15 (c)	300,000	299,856,250
0.25%, 8/06/15 (c)	175,000	174,882,118
Charta LLC, 0.25%, 6/25/15 (c)	33,800	33,787,090
Ciesco LLC, 0.28%, 8/07/15 (c)	74,500	74,443,215
Collateralized Commercial Paper Co. LLC, 0.30%, 7/01/15 (c)	108,000	107,945,100
Collateralized Commercial Paper II Co. LLC:
0.25%, 7/20/15 (c)	90,000	89,950,000
0.46%, 10/13/15 (c)	40,000	39,915,667
Commonwealth Bank of Australia:
0.26%, 5/11/15 (a)(d)	125,000	125,000,000
0.27%, 6/09/15 (a)(d)	90,000	90,000,000
0.27%, 8/14/15 (a)(d)	130,000	130,000,000
0.27%, 10/21/15 (a)(d)	158,500	158,500,000
0.27%, 10/23/15 (a)(d)	175,000	175,000,696
0.25%, 10/27/15 (a)(d)	250,000	250,001,006
0.29%, 3/31/16 (a)	48,500	48,495,825
Credit Agricole CIB, New York, 0.22%, 5/04/15 (c)	99,000	98,998,185
Credit Suisse Group A.G., New York, 0.25%, 6/15/15 (c)	150,000	149,953,125
DBS Bank Ltd.:
0.23%, 5/18/15 (c)	100,000	99,989,139
0.23%, 5/19/15 (c)(d)	100,000	99,988,500
0.27%, 8/14/15 (c)(d)	66,000	65,948,025
Erste Abwicklungsanstalt:
0.25%, 6/02/15 (c)	100,000	99,978,222
0.25%, 6/03/15 (c)(d)	200,000	199,955,083
0.21%, 6/22/15 (c)	68,000	67,979,373
0.28%, 7/27/15 (c)(d)	100,000	99,932,333
0.28%, 7/28/15 (c)	150,000	149,897,333
0.23%, 9/04/15 (c)(d)	62,000	61,951,278
0.30%, 9/29/15 (c)	90,000	89,886,750
General Electric Capital Corp.:
0.22%, 6/04/15 (c)	50,000	49,989,611
0.28%, 8/19/15 (c)	120,000	119,897,333
0.24%, 8/28/15 (a)	95,000	95,000,000
0.30%, 11/03/15 (c)	130,000	129,798,500
HSBC Bank PLC:
0.26%, 7/08/15 (a)(d)	140,000	140,000,000
0.26%, 8/06/15 (a)	50,000	50,000,000
0.30%, 12/09/15 (a)	380,000	380,000,000
JPMorgan Securities LLC:
0.30%, 7/01/15 (c)	280,000	279,857,667
0.30%, 7/15/15 (c)	205,000	204,871,875
Kells Funding LLC:
0.25%, 6/03/15 (c)	200,000	199,954,167
0.24%, 7/01/15 (a)(d)	15,000	15,000,000
0.24%, 8/25/15 (a)(d)	50,000	49,998,313
0.28%, 9/23/15 (a)(d)	60,000	59,998,060
0.25%, 9/24/15 (a)(d)	61,000	60,981,424
0.28%, 9/25/15 (a)(d)	111,000	110,995,487
0.26%, 10/09/15 (a)(d)	90,000	89,995,506
Liberty Street Funding Corp., 0.22%, 5/11/15 (c)	75,000	74,995,417
Lloyds Bank PLC, New York, 0.13%, 5/07/15 (c)	625,000	624,986,458
Macquarie Bank Ltd.:

Commercial Paper	Par (000)	Value
0.30%, 8/21/15 (c)	$63,765	$63,705,486
0.41%, 10/26/15 (c)	80,000	79,837,822
Mizuho Funding LLC, 0.26%, 5/04/15 (c)	187,000	186,995,948
National Australia Bank Ltd.:
0.25%, 8/11/15 (c)	131,000	130,907,208
0.25%, 8/12/15 (c)	197,000	196,859,090
0.25%, 8/17/15 (c)	197,000	196,852,250
0.27%, 11/05/15 (a)	375,000	375,000,000
National Australia Funding Delaware, Inc., 0.27%, 8/27/15 (a)	154,000	154,000,000
Nederlandse Waterschapsbank N.V.:
0.20%, 5/12/15 (c)(d)	50,000	49,996,944
0.24%, 6/12/15 (c)	65,200	65,181,744
0.24%, 7/31/15 (c)	62,945	62,906,813
0.26%, 10/01/15 (a)	138,000	138,000,000
Nieuw Amsterdam Receivables Corp., 0.30%, 7/27/15 (c)	50,000	49,963,750
Nordea Bank AB, 0.20%, 7/06/15 (c)	295,000	294,894,538
NRW.Bank:
0.10%, 5/06/15 (c)	107,000	106,998,514
0.11%, 5/07/15 (c)	500,000	499,990,833
0.20%, 7/21/15 (c)	195,000	194,912,250
Old Line Funding LLC:
0.27%, 7/01/15 (c)	104,762	104,714,071
0.22%, 7/09/15 (c)	230,116	230,018,968
0.27%, 7/17/15 (c)	57,250	57,216,938
0.28%, 9/01/15 (c)	28,000	27,973,213
0.30%, 9/25/15 (c)	140,000	139,828,500
Oversea-Chinese Banking Corp. Ltd., 0.24%, 6/04/15 (c)	200,000	199,954,667
Skandinaviska Enskilda Banken AB,:
0.24%, 7/09/15 (c)	100,000	99,954,000
0.30%, 8/25/15 (c)	200,000	199,806,667
0.28%, 10/05/15 (c)	175,000	174,786,306
Societe Generale, 0.26%, 6/01/15 (c)	200,000	199,955,222
Sumitomo Mitsui Banking Corp.:
0.25%, 5/28/15 (c)	350,000	349,934,375
0.25%, 7/13/15 (c)	410,000	409,792,154
0.31%, 7/13/15 (c)	320,000	319,798,844
0.27%, 8/03/15 (c)	150,000	149,894,250
Sumitomo Trust & Banking Co. Ltd., New York, 0.25%, 6/11/15 (c)	225,000	224,937,219
Svenska Handelsbanken AB:
0.21%, 7/13/15 (c)(d)	180,000	179,923,350
0.26%, 7/15/15 (c)(d)	300,000	299,840,625
0.25%, 8/04/15 (c)(d)	150,000	149,901,042
Thunder Bay Funding LLC, 0.22%, 6/19/15 (c)	100,000	99,970,056
United Overseas Bank Ltd.:
0.26%, 7/07/15 (c)	100,000	99,951,611
0.27%, 7/09/15 (c)(d)	105,350	105,295,481
0.26%, 7/13/15 (c)(d)	54,000	53,971,530
0.30%, 8/12/15 (c)(d)	67,000	66,942,492
Westpac Banking Corp.:
0.25%, 7/02/15 (a)(d)	100,000	99,999,132
0.27%, 7/20/15 (c)	208,965	208,839,621
0.27%, 7/21/15 (c)	212,500	212,370,906
0.27%, 9/17/15 (a)(d)	250,000	249,995,174
0.27%, 3/17/16 (a)(d)	250,000	250,000,000
0.27%, 3/18/16	265,000	265,000,000
Total Commercial Paper — 30.8%		16,555,064,607

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Corporate Notes — 0.7%	Par (000)	Value
Svenska Handelsbanken AB, 0.33%, 10/15/15 (a)(d)	$362,100	$362,100,000

Time Deposits
Barclays Bank PLC (New York Branch), 0.14%, 5/01/15	1,220,000	1,220,000,000
Credit Agricole Corporate & Invest, 0.07%, 5/01/15	1,650,000	1,650,000,000
Credit Industriel et Commercial, 0.14%, 5/06/15	618,000	618,000,000
ING Bank N.V., 0.14%, 5/04/15	261,000	261,000,000
Lloyds Bank PLC, 0.06%, 5/01/15	650,000	650,000,000
Natixis SA, 0.06%, 5/01/15	825,000	825,000,000
Nordea Bank AB, 0.06%, 5/01/15	1,000,000	1,000,000,000
Skandinaviska Enskilda Banken AB, 0.06%, 5/01/15	1,500,000	1,500,000,000
Standard Chartered Bank, 0.07%, 5/01/15	1,300,000	1,300,000,000
Swedbank AB, 0.06%, 5/01/15	2,400,000	2,400,000,000
Total Time Deposits — 21.3%		11,424,000,000

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.25%, 4/28/16	235,000	234,407,604
0.20%, 3/31/16	260,000	259,516,111
Total U.S. Treasury Obligations — 0.9%		493,923,715

Repurchase Agreements
Barclays Capital, Inc., 0.30%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $15,000,125, collateralized by various corporate/debt obligations, 0.00% to 6.64% due from 8/01/18 to 4/01/57, aggregate original par and fair value of $15,254,898 and $16,050,000, respectively)	15,000	15,000,000
Total Value of Barclays Capital, Inc. (collateral value of $16,050,000)		15,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (e) (Purchased on 4/30/15 to be repurchased at $210,000,642, collateralized by various U.S. Treasury Obligations, 0.00% to 7.63% due from 8/27/15 to 2/15/43, aggregate original par and fair value of $234,905,953 and $214,200,004, respectively)	210,000	210,000,000
Citigroup Global Markets, Inc., 0.63%, 6/04/15 (f) (Purchased on 9/04/14 to be repurchased at $234,842,820, collateralized by various corporate/debt obligations, 0.34% to 6.35% due from 6/25/19 to 3/25/47, aggregate original par and fair value of $764,041,220 and $250,380,001, respectively)	234,000	234,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $464,580,005)		444,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 5/01/15 (f) (Purchased on 11/10/14 to be repurchased at $839,348,252, collateralized by various corporate/debt obligations, 0.00% to 6.00% due from 9/25/44 to 12/25/65, aggregate original par and fair value of $1,029,725,173 and $1,004,504,657, respectively)	$837,087	$837,087,000
Credit Suisse Securities (USA) LLC, 0.15%, 5/01/15 (f) (Purchased on 2/23/15 to be repurchased at $154,042,992, collateralized by various corporate/debt obligations, 0.11% to 7.34% due from 6/01/19 to 12/01/47, aggregate original par and fair value of $136,255,000 and $164,784,565, respectively)	154,000	154,000,000
Credit Suisse Securities (USA) LLC, 0.63%, 6/04/15 (f) (Purchased on 2/09/15 to be repurchased at $854,209,128, collateralized by various corporate/debt obligations, 0.00% to 7.42% due from 6/25/18 to 12/25/59, aggregate original par and fair value of $1,568,541,992 and $1,023,605,745, respectively)	853,000	853,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $2,192,894,967)		1,844,087,000
Deutsche Bank Securities Inc., 0.10%, 5/01/15 (e) (Purchased on 4/30/15 to be repurchased at $80,000,222, collateralized by various U.S. Treasury obliagtions, 1.38% to 9.00% due from 5/15/17 to 8/15/43, aggregate original par and fair value of $72,785,356 and $81,600,001, respectively)	80,000	80,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $81,600,001)		80,000,000
JPMorgan Securities LLC, 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $265,000,957, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.00% to 8.07% due from 5/15/07 to 10/15/49, aggregate original par and fair value of $981,670,227 and $289,710,992, respectively)	265,000	265,000,000
JPMorgan Securities LLC, 0.38%, 5/04/15 (Purchased on 2/03/15 to be repurchased at $200,190,000, collateralized by various corporate/debt obligations, 0.36% to 8.50% due from 7/15/15 to 11/28/44, aggregate original par and fair value of $201,421,000 and $210,002,920, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.54%, 6/04/15 (f) (Purchased on 9/22/14 to be repurchased at $50,165,750, collateralized by various corporate/debt obligations, 0.36% to 8.31% due from 5/01/32 to 5/25/37, aggregate original par and fair value of $107,205,700 and $60,000,527, respectively)	50,000	50,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	23

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.57%, 7/06/15 (Purchased on 4/06/15 to be repurchased at $100,144,083, collateralized by various corporate/debt obligations, 0.29% to 5.86% due from 5/25/35 to 4/12/49, aggregate original par and fair value of $474,640,500 and $120,000,899, respectively)	$100,000	$100,000,000
JPMorgan Securities LLC, 0.78%, 7/30/15 (f) (Purchased on 11/25/14 to be repurchased at $210,714,350, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.00% to 6.38% due from 9/23/17 to 11/27/49, aggregate original par and fair value of $3,193,140,954 and $252,002,018, respectively)	210,000	210,000,000
JPMorgan Securities LLC, 0.53%, 7/30/15 (f) (Purchased on 7/15/14 to be repurchased at $223,952,086, collateralized by various corporate/debt obligations, 0.55% to 7.90% due from 3/01/16 to 10/15/93, aggregate original par and fair value of $301,953,582 and $234,150,977, respectively)	223,000	223,000,000
JPMorgan Securities LLC, 0.66%, 7/30/15 (f) (Purchased on 9/22/14 to be repurchased at $50,202,583, collateralized by various corporate/debt obligations, 0.31% to 4.91% due from 5/25/36 to 3/25/47, aggregate original par and fair value of $135,933,271 and $60,001,146, respectively)	50,000	50,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,225,869,479)		1,098,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.65%, 6/14/15 (f) (Purchased on 1/07/15 to be repurchased at $110,226,417, collateralized by various corporate/debt obligations, 0.56% to 6.19% due from 5/25/36 to 2/10/51, aggregate original par and fair value of $150,216,023 and $135,258,154, respectively)	110,000	110,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $135,258,154)		110,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (f) (Purchased on 3/28/14 to be repurchased at $80,115,267, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.20% to 5.38% due from 6/16/15 to 10/11/33, aggregate original par and fair value of $81,176,383 and $81,605,841, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $15,000,054, collateralized by various corporate/debt obligations, 0.00% to 0.55% due from 7/06/15 to 1/31/18, aggregate original par and fair value of $15,782,916 and $15,750,001, respectively)	15,000	15,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.12%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $320,001,067, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.00% to 9.50% due from 5/07/15 to 7/15/97, aggregate original par and fair value of $357,812,842 and $337,121,983, respectively)	$320,000	$320,000,000
RBC Capital Markets LLC, 0.13%, 5/01/15 (f) (Purchased on 7/31/14 to be repurchased at $75,083,940, collateralized by various corporate/debt obligations, 0.00% to 9.00% due from 3/13/17 to 12/31/49, aggregate original par and fair value of $73,821,737 and $78,750,000, respectively)	75,000	75,000,000
Total Value of RBC Capital Markets LLC (collateral value of $513,227,825)		490,000,000
UBS Securities LLC, 0.23%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $225,001,438, collateralized by various corporate/debt obligations, 0.00% to 9.88% due from 5/07/15 to 1/25/43, aggregate original par and fair value of $272,106,158 and $248,631,399, respectively)	225,000	225,000,000
Total Value of UBS Securities LLC (collateral value of $248,631,399)		225,000,000
Wells Fargo Bank N.A., 0.10%, 5/01/15 (e) (Purchased on 4/30/15 to be repurchased at $130,000,361, collateralized by U.S Treasury Bond, 1.50% due at 10/31/19, aggregate original par and fair value of $131,735,456 and $132,600,035, respectively)	130,000	130,000,000
Total Value of Wells Fargo Bank N.A. (collateral value of $132,600,035)		130,000,000
Wells Fargo Securities LLC, 0.25%, 5/01/15 (e) (Purchased on 10/29/14 to be repurchased at $150,279,618, collateralized by various corporate/debt obligations, 0.38% to 6.23% due from 3/21/16 to 10/15/45, aggregate original par and fair value of $211,417,525 and $160,500,000, respectively)	150,000	150,000,000
Wells Fargo Securities LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $190,000,528, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 5/15/15 to 11/15/44, aggregate original par and fair value of $183,413,911 and $193,800,001, respectively)	190,000	190,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.20%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $300,001,667, collateralized by various corporate/debt obligations and U.S. Government sponsored agency obligations, 0.00% to 9.70% due from 5/01/07 to 7/01/13, aggregate original par and fair value of $312,091,154 and $315,000,001, respectively)	$300,000	$300,000,000
Wells Fargo Securities LLC, 0.42%, 5/06/15 (Purchased on 2/04/15 to be repurchased at $140,148,633, collateralized by various corporate/debt obligations, 0.00% due from 5/04/11 to 7/13/15, aggregate original par and fair value of $147,081,978 and $147,000,000, respectively)	140,000	140,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.67%, 6/15/15 (Purchased on 3/16/15 to be repurchased at $175,296,382, collateralized by various corporate/debt obligations, 0.00% to 6.42% due from 7/28/19 to 4/16/59, aggregate original par and fair value of $277,987,350 and $218,750,001, respectively)	$175,000	$175,000,000
Wells Fargo Securities LLC, 0.50%, 7/14/15 (Purchased on 4/15/15 to be repurchased at $120,430,350, collateralized by various corporate/debt obligations, 0.00% to 9.38% due from 5/01/15 to 10/01/96, aggregate original par and fair value of $119,044,011 and $126,294,000, respectively)	120,280	120,280,000
Total Value of Wells Fargo Securities LLC (collateral value of $1,161,344,003)		1,075,280,000
Total Repurchase Agreements — 10.2%		5,511,367,000
Total Investments (Cost — $53,780,455,322*) — 100.1%		53,780,455,322
Liabilities in Excess of Other Assets — (0.1)%		(76,551,214)

Net Assets — 100.0%		$53,703,904,108

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Traded in a joint account.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2015, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at April 30, 2015	Income
PNC Bank N.A.	$44,500,000	$14,042,700,000	$14,087,200,000	—	$44,522

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	25

Schedule of Investments (concluded)	TempFund

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$53,780,455,322	—	$53,780,455,322

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial purposes. As of April 30, 2015, bank overdraft of $(12,339,055) is categorized as Level 2 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.10% - 0.11%, 6/18/15	$500,000	$499,929,833
0.16%, 6/25/15	141,580	141,546,473
0.11% - 0.13%, 7/02/15	400,000	399,914,750
0.13% - 0.14%, 7/09/15	520,000	519,873,845
0.09%, 7/16/15	400,000	399,926,314
0.07% - 0.08%, 7/23/15	353,545	353,483,554
0.08%, 7/30/15	291,325	291,270,377
0.09%, 8/13/15	250,000	249,936,443
0.07% - 0.08%, 8/20/15	162,250	162,213,094
0.07% - 0.08%, 8/27/15	283,000	282,936,034
0.08% - 0.11%, 9/03/15	257,745	257,674,902
0.12%, 9/17/15	200,000	199,907,333
0.12% - 0.14%, 10/01/15	761,055	760,638,533
0.10%, 10/08/15	503,335	503,122,481
0.20%, 2/04/16	149,645	149,409,571
U.S. Treasury Notes:
0.25% - 4.13%, 5/15/15	364,105	364,242,871
2.12%, 5/31/15	614,170	615,199,138
0.25%, 7/15/15	450,000	450,161,528
0.25% - 1.75%, 7/31/15	429,854	431,463,677
0.25% - 4.25%, 8/15/15	325,000	327,481,272
1.25%, 8/31/15	362,485	363,840,027
0.25%, 10/31/15	461,080	461,228,694
2.13%, 12/31/15	163,000	165,031,666
0.07%, 1/31/16 (b)	100,950	100,931,515
0.09%, 4/30/16 (b)	382,236	382,240,157
0.10%, 7/31/16 (b)	387,813	387,928,562
0.08%, 10/31/16 (b)	586,159	585,998,398
0.11%, 1/31/17 (b)	623,545	623,547,211
0.12%, 4/30/17 (b)	109,473	109,466,704
Total U.S. Treasury Obligations — 46.4%		10,540,544,957

Repurchase Agreements
Bank of Montreal, 0.08%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $12,000,027, collateralized by various U.S. Treasury Bonds, 0.63% to 8.00% due from 10/15/16 to 11/15/21, aggregate original par and fair value of $10,244,600 and $12,240,045, respectively)	12,000	12,000,000
Total Value of Bank of Montreal (collateral value of $12,240,045)		12,000,000
Barclays Capital, Inc., 0.06%, 5/06/15 (Purchased on 4/29/15 to be repurchased at $500,005,833, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 10/15/15 to 2/15/45, aggregate original par and fair value of $543,541,761 and $510,000,037, respectively)	500,000	500,000,000
Total Value of Barclays Capital, Inc. (collateral value of $510,000,037)		500,000,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp, 0.07%, 5/06/15 (Purchased on 4/29/15 to be repurchased at $250,003,403, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 7/30/15 to 5/15/44, aggregate original par and fair value of $315,999,130 and $255,000,080, respectively)	$250,000	$250,000,000
BNP Paribas Securities Corp, 0.07%, 5/07/15 (Purchased on 4/30/15 to be repurchased at $661,008,997, collateralized by various U.S. Treasury obligations, 0.00% to 6.50% due from 9/15/16 to 5/15/44, aggregate original par and fair value of $647,663,861 and $674,220,002, respectively)	661,000	661,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $929,220,082)		911,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (c) (Purchased on 4/30/15 to be repurchased at $255,000,779, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 8/27/15 to 2/15/43, aggregate original par and fair value of $285,242,944 and $260,100,004, respectively)	255,000	255,000,000
Citigroup Global Markets, Inc., 0.11%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $27,436,084, collateralized by U.S. Treasury Bond, 0.38% due at 10/31/16, aggregate original par and fair value of $28,015,400 and $27,984,751, respectively)	27,436	27,436,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $288,084,755)		282,436,000
Credit Suisse Securities (USA) LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $150,000,417, collateralized by various U.S. Treasury obligations, 0.63% to 2.50% due from 6/30/16 to 2/15/45, aggregate original par and fair value of $154,120,511 and $153,002,250, respectively)	150,000	150,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $153,002,250)		150,000,000
Deutsche Bank Securities Inc., 0.10%, 5/01/15 (c) (Purchased on 4/30/15 to be repurchased at $345,000,958, collateralized by various U.S. Treasury obligations, 1.38% to 9.00% due from 5/15/17 to 8/15/43, aggregate original par and fair value of $313,886,864 and $351,900,016, respectively)	345,000	345,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $351,900,016)		345,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	27

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $6,000,008,333, collateralized by various U.S. Treasury obligations, 1.38% to 4.50% due from 8/31/18 to 5/15/40, aggregate original par and fair value of $5,562,113,700 and $6,000,008,378, respectively)	$6,000,000	$6,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $6,000,008,378)		6,000,000,000
HSBC Securities (USA) Inc., 0.10%, 5/01/15 (d) (Purchased on 1/27/14 to be repurchased at $481,566,331, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/22 to 2/15/42, aggregate original par and fair value of $758,227,199 and $490,622,212, respectively)	481,000	481,000,000
HSBC Securities (USA) Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $214,000,594, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/16 to 5/15/41, aggregate original par and fair value of $337,015,297 and $218,283,018, respectively)	214,000	214,000,000
HSBC Securities (USA) Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $84,000,233, collateralized by U.S. Treasury obligations, 0.00% due at 2/15/29, aggregate original par and fair value of $121,640,000 and $85,680,788, respectively)	84,000	84,000,000
HSBC Securities (USA) Inc., 0.06%, 5/07/15 (Purchased on 4/30/15 to be repurchased at $700,008,167, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/25 to 11/15/44, aggregate original par and fair value of $1,140,224,127 and $714,001,505, respectively)	700,000	700,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,508,587,523)		1,479,000,000
J.P. Morgan Securities LLC, 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $3,000,008, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/37 to 5/15/40, aggregate original par and fair value of $5,999,400 and $3,061,994, respectively)	3,000	3,000,000
J.P. Morgan Securities LLC, 0.10%, 5/01/15 (d) (Purchased on 8/28/13 to be repurchased at $250,834,306, collateralized by various U.S. Treasury obligations, 0.50% to 3.63% due from 6/30/16 to 2/15/24, aggregate original par and fair value of $241,197,900 and $255,000,874, respectively)	250,000	250,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $258,062,868)		253,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $20,000,056, collateralized by U.S. Treasury obligations, 1.88% due at 7/15/19, aggregate original par and fair value of $16,719,900 and $20,400,085, respectively)	$20,000	$20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $415,247,153, collateralized by various U.S. Treasury obligations, 0.13% to 3.13% due from 4/15/16 to 5/15/19, aggregate original par and fair value of $390,352,700 and $423,551,004, respectively)	415,246	415,246,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $443,951,089)		435,246,000
Morgan Stanley & Co. LLC, 0.08%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $185,647,636, collateralized by various U.S. Treasury obligations, 0.00% to 9.13% due from 5/31/15 to 2/15/45, aggregate original par and fair value of $163,622,500 and $189,360,169, respectively)	185,647	185,647,223
Total Value of Morgan Stanley & Co. LLC (collateral value of $189,360,169)		185,647,223
RBC Capital Markets LLC, 0.07%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $10,000,019, collateralized by various U.S. Treasury obligations, 0.00% to 7.50% due from 7/23/15 to 2/15/43, aggregate original par and fair value of $9,976,000 and $10,200,066, respectively)	10,000	10,000,000
Total Value of RBC Capital Markets LLC (collateral value of $10,200,066)		10,000,000
SG Americas Securities LLC, 0.14%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $1,054,255,100, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 5/31/15 to 5/15/44, aggregate original par and fair value of $988,063,878 and $1,075,336,086, respectively)	1,054,251	1,054,251,000
SG Americas Securities LLC, 0.14%, 5/01/15 (Purchased on 4/30/15 to be repurchased at $20,000,078, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 6/18/15 to 2/15/22, aggregate original par and fair value of $20,333,500 and $20,400,091, respectively)	20,000	20,000,000
Total Value of SG Americas Securities LLC (collateral value of $1,095,736,177)		1,074,251,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank N.A., 0.10%, 5/01/15 (c) (Purchased on 4/30/15 to be repurchased at $90,000,250, collateralized by U.S. Treasury Bonds, 1.50% due at 10/31/19, aggregate original par and fair value of $91,201,470 and $91,800,025, respectively)	$90,000	$90,000,000
Total Value of Wells Fargo Bank N.A. (collateral value of $91,800,025)		90,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.10%, 5/01/15 (c) (Purchased on 4/30/15 to be repurchased at $405,001,125, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 5/15/15 to 11/15/44, aggregate original par and fair value of $390,961,219 and $413,100,006, respectively)	$405,000	$405,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $413,100,006)		405,000,000
Total Repurchase Agreements — 53.5%		12,132,580,223
Total Investments (Cost — $22,673,125,180*) — 99.9%		22,673,125,180
Other Assets Less Liabilities — 0.1%		25,107,855

Net Assets — 100.0%		$22,698,233,035

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$22,673,125,180	—	$22,673,125,180

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $13,810,058 is categorized as Level 1 within the disclosure hierarchy.

During the period April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	29

Schedule of Investments April 30, 2015 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01% - 0.03%, 5/07/15	$1,116,834	$1,116,831,529
0.01% - 0.02%, 5/14/15	1,017,789	1,017,784,040
0.02%, 5/21/15	1,027,000	1,026,991,442
0.01% - 0.02%, 5/28/15	917,000	916,989,667
0.02%, 6/11/15	147,039	147,036,239
0.03%, 6/18/15	300,000	299,987,000
0.04% - 0.13%, 7/02/15	725,000	724,935,416
0.03%, 7/09/15	300,000	299,985,625
0.09%, 7/16/15	500,000	499,907,217
0.02% - 0.08%, 7/23/15	888,595	888,544,413
0.03% - 0.08%, 7/30/15	427,698	427,667,809
0.07% - 0.08%, 8/06/15	282,102	282,045,588
0.09%, 8/13/15	200,000	199,948,000
0.07% - 0.08%, 8/20/15	265,650	265,590,717
0.07%, 8/27/15	75,000	74,983,406
0.08% - 0.11%, 9/03/15	258,884	258,808,713
0.12%, 10/01/15	150,000	149,923,500
0.10%, 10/08/15	200,000	199,915,555

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25%, 5/15/15	$122,070	$122,077,764
2.12%, 5/31/15	80,000	80,135,021
0.25%, 7/15/15	200,000	200,072,311
1.75%, 7/31/15	79,896	80,229,147
0.25% - 4.25%, 8/15/15	268,919	270,562,694
1.25%, 8/31/15	56,930	57,150,393
0.25%, 10/31/15	50,000	50,016,123
0.07%, 1/31/16 (b)	97,322	97,305,385
0.09%, 4/30/16 (b)	167,428	167,428,162
0.10%, 7/31/16 (b)	188,677	188,733,638
0.78%, 10/31/16 (b)	304,528	304,448,226
0.11%, 1/31/17 (b)	199,700	199,693,794
0.12%, 4/30/17 (b)	68,655	68,650,707
Total U.S. Treasury Obligations — 95.3%		10,684,379,241
Total Investments (Cost — $10,684,379,241*) — 95.3%		10,684,379,241
Other Assets Less Liabilities — 4.7%		523,368,289

Net Assets — 100.0%		$11,207,747,530

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$10,684,379,241	—	$10,684,379,241

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $521,189,854 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.3%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	$350	$354,211
Arizona — 3.0%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.23%, 5/07/15 (a)	215	215,000
Phoenix IDA Healthcare Facilities Revenue RB Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.11%, 5/01/15 (a)	3,200	3,200,000
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	350	351,120
Tempe GO Series 2014A MB, 3.00%, 7/01/15	300	301,446
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	100	100,461

		4,168,027
Arkansas — 1.8%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.19%, 5/07/15 (a)	1,800	1,800,000
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	615	615,796
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	70	70,107

		2,485,903
California — 3.3%
California RB Series 2014-15 RAN, 1.50%, 6/22/15	2,000	2,003,890
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	100	100,116
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	100	100,217
Port of Oakland RB Series 2011O MB, 5.00%, 5/01/15	2,385	2,385,000

		4,589,223
District of Columbia — 0.2%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (b)	300	300,000
Florida — 0.8%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.23%, 5/07/15 (a)	1,100	1,100,000
Georgia — 1.0%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	800	820,225
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	590	594,721

		1,414,946
Illinois — 2.4%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.27%, 5/07/15 (a)	1,180	1,180,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.46%, 5/07/15 (a)	1,865	1,865,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Regional Transportation Authority RB Series 2006A, 5.00%, 7/01/15	$190	$191,492

		3,236,492
Iowa — 9.0%
Davenport GO Series 2013A MB, 2.00%, 6/01/15	1,205	1,206,901
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	925	927,998
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.20%, 5/07/15 (a)	10,240	10,240,000

		12,374,899
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	300	300,503
Kentucky — 1.5%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 5/07/15 (a)	1,780	1,780,000
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	210	210,604

		1,990,604
Louisiana — 6.8%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.21%, 5/07/15 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.17%, 5/07/15 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.10%, 5/01/15 (a)	1,000	1,000,000

		9,400,000
Maryland — 2.0%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.18%, 5/07/15 (a)	1,140	1,140,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 5/07/15 (a)	1,230	1,230,000
Montgomery GO Series 2007A MB, 5.00%, 5/01/15	425	425,000

		2,795,000
Massachusetts — 4.4%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.20%, 11/26/15 (a)	1,100	1,100,000
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.14%, 5/07/15 (a)(c)	3,080	3,080,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (b)	1,000	1,000,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	270	270,326

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	31

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.20%, 5/07/15 (a)	$595	$595,000

		6,045,326
Michigan — 3.4%
Michigan HAD Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC), 0.15%, 5/07/15 (a)	1,230	1,230,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 5/07/15 (a)	1,500	1,500,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 5/07/15 (a)	1,400	1,400,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.21%, 5/07/15 (a)	500	500,000

		4,630,000
Minnesota — 0.3%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	150	151,404
Minnesota GO Series 2012B MB, 5.00%, 8/01/15	200	202,216
Rochester Independent School District No 535 Series 2012A MB, 1.25%, 2/01/16	100	100,594

		454,214
Missouri — 5.4%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.31%, 5/07/15 (a)	1,625	1,625,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.17%, 5/07/15 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.15%, 5/07/15 (a)	1,745	1,745,000

		7,370,000
Nevada — 1.2%
Clark County Passenger Facilities Charge RB (Las Vega McCarran International Project) Series 2008A MB, 5.00%, 7/01/15	1,000	1,007,993
Nevada Unemployment Compensation Fund RB Series 2013 MB, 4.00%, 6/01/15	590	591,901

		1,599,894
New Hampshire — 0.5%
Cheshire County GO Series 2015 MB, 1.00%, 12/30/15	690	693,473
New Jersey — 3.5%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	230	230,501
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,456
Cranford Township GO Series 2014 BAN, 1.00%, 5/22/15	245	245,087
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	310	310,627
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	215	216,111
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	220	220,677
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	110	110,370

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	$470	$470,820
Little Falls Township GO Series 2015 BAN, 1.00%, 8/28/15	400	400,867
Margate GO Series 2014 BAN, 1.00%, 7/20/15	450	450,579
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	700	700,524
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	200	200,074
Middlesex GO Series 2014 BAN, 1.00%, 7/17/15	100	100,127
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	151	151,588
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15	150	150,460
Union Township GO Series 2014 BAN, 1.00%, 6/02/15	400	400,199
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	260	261,271

		4,820,338
New Mexico — 0.6%
New Mexico Severance Tax Permanent Fund RB Series 2009A MB, 5.00%, 7/01/15	100	100,821
Rio Rancho NM Water & Wastewater System Revenue RB Series 2013 MB, 3.00%, 5/15/15	695	695,723

		796,544
New York — 3.6%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	320	320,304
Central Islip Union Free School District GO Series 2014 TAN, 1.00%, 6/25/15	195	195,229
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	260	260,898
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	280	280,483
Cold Spring Harbor Central School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	255	255,307
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	200	200,184
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	800	801,132
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	195	195,727
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.21%, 5/07/15 (a)	1,700	1,700,000
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	240	240,702
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	240	240,799
Southold Union Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	195	195,232

		4,885,997
North Carolina — 1.4%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	100,646
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	130	131,028

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.21%, 5/07/15 (a)	$1,450	$1,450,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012-A MB, 4.00%, 6/01/15	155	155,493
University of North Carolina At Raleigh RB Series 2012 MB, 4.00%, 10/01/15	100	101,527

		1,938,694
Ohio — 1.9%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	770	770,791
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	700	704,172
Ohio GO (Job Ready Site Development Project) Series 2011-A MB, 3.00%, 5/01/15	50	50,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	300	304,634
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 1994 MB, 6.12%, 10/01/15	520	532,419
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	100	101,231
Ohio Highway Capital Improvement GO Series 2007K MB, 5.00%, 5/01/15	200	200,000

		2,663,247
Oklahoma — 0.1%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	100	100,624
Oregon — 0.6%
Portland GO Series (Limited Tax Sellwood Bridge Project) 2014PJ MB, 5.00%, 6/01/15	830	833,411
Pennsylvania — 2.4%
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.21%, 5/07/15 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.38%, 5/07/15 (a)	2,505	2,505,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.28%, 5/07/15 (a)(c)(d)	500	500,000

		3,305,000
Rhode Island — 0.7%
Cumberland GO Series 2014 MB, 1.25%, 6/11/15	190	190,203
East Providence GO Series 2014 MB, 1.50%, 7/30/15	720	721,866

		912,069
Tennessee — 2.2%
Nashville Davidson Water and Sewer Revenue Series 2012 MB, 0.25%, 7/16/15	3,000	3,000,000
Texas — 6.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.17%, 5/07/15 (a)	5,000	5,000,000
Dallas Fort Worth International Airport RB Series 2013D MB, 5.00%, 11/01/15	300	306,884
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	150	153,204

Municipal Bonds	Par (000)	Value
Texas (concluded)
Houston Airport System Revenue RB Series 2011A MB, 5.00%, 7/01/15	$3,250	$3,276,343

		8,736,431
Virginia — 3.3%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 11/26/15 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 5/01/15 (a)	1,690	1,690,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 5/01/15 (a)	1,400	1,400,000

		4,590,000
Washington — 0.1%
Seattle WA Drainage & Wastewater Revenue RB Series 2012 MB, 5.00%, 9/01/15	155	157,429
Wisconsin — 9.3%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	700	702,274
Dane County GO Series 2013A MB, 3.00%, 6/01/15	320	320,741
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.16%, 5/07/15 (a)	2,450	2,450,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.57%, 5/07/15 (a)	980	980,000
Wausau IDRB (Apogee Enterprises Inc. Project) Series 2002 VRDN (Comerica Bank N.A. LOC), 0.21%, 5/07/15 (a)	1,000	1,000,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.17%, 11/26/15 (a)	855	855,000
Wisconsin Petroleum Inspection Fee RB Series 2014 TECP, 0.09%, 5/01/15	6,500	6,500,000

		12,808,015
Total Municipal Bonds — 83.6%		114,850,514

Closed-End Investment Companies(a)(c)
California — 5.1%
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.15%, 5/07/15	7,000	7,000,000
Multi-State — 6.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.19%, 5/07/15	9,000	9,000,000
Total Closed-End Investment Companies — 11.6%		16,000,000
Total Investments (Cost — $130,850,514*) — 95.2%		130,850,514
Other Assets Less Liabilities — 4.8%		6,554,513

Net Assets — 100.0%		$137,405,027

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	33

Schedule of Investments (concluded)	MuniCash

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$130,850,514	—	$130,850,514
[1] See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $71,787 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.4%
Alabama Public School & College Authority RB Series 2009B MB, 3.75%, 5/01/15	$3,700	$3,700,000
Birmingham Commercial Development Authority RB (Civic Center Project) Series 2011A VRDN (Barclays Bank PLC SBPA), 0.10%, 5/07/15 (a)(b)	10,000	10,000,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.14%, 5/07/15 (b)	4,440	4,440,000
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.11%, 5/07/15 (b)	3,100	3,100,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.11%, 5/07/15 (b)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.15%, 5/07/15 (b)	4,490	4,490,000
University of Alabama RB Series 2015A MB, 2.00%, 10/01/15	535	539,018

		36,269,018
Alaska — 0.2%
Alaska Energy Authority RB (Bradley Lake 3rd Project) MB (AGM Insurance), 6.00%, 7/01/15	1,790	1,807,370
Alaska GO Series 2013B MB, 5.00%, 8/01/15	545	551,669

		2,359,039
Arizona — 1.4%
Phoenix Civic Improvement Corp RB Series 2015 11-A TECP (Bank of America N.A. LOC), 0.06%, 6/03/15	7,500	7,500,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.11%, 5/07/15 (b)	8,130	8,130,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.10%, 5/07/15 (a)(b)(c)	1,200	1,200,000
Tempe GO Series 2014A MB, 3.00%, 7/01/15	2,955	2,969,279
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	1,375	1,381,574

		21,180,853
California — 6.2%
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wachovia Bank LOC), 0.12%, 5/07/15 (b)	12,000	12,000,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	15,000	15,029,460
California School Cash Reserve Program Authority RB Series 2014E MB, 2.00%, 6/30/15	10,000	10,030,862
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.16%, 5/07/15 (a)(b)(c)	10,265	10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.19%, 5/07/15 (a)(b)(c)	15,000	15,000,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	1,600	1,601,849

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	$400	$400,869
Los Angeles GO Series 2014 TRAN, 1.50%, 6/25/15	10,000	10,020,900
Los Angeles waste water system TECP (Summit Bank LOC), 0.07%, 5/13/15	15,290	15,290,000
Riverside Redevelopment Agency Successor Agency RB Series A MB, 2.00%, 9/01/15	675	679,055
San Diego County COP Series 2014A MB, 5.00%, 10/15/15	2,400	2,452,837

		92,770,832
Colorado — 3.5%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.13%, 5/07/15 (b)	8,125	8,125,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.13%, 5/07/15 (b)	5,255	5,255,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.10%, 5/07/15 (b)	165	165,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.14%, 5/07/15 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.13%, 5/07/15 (b)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.15%, 5/07/15 (b)	2,490	2,490,000

		52,055,000
Connecticut — 2.3%
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.10%, 5/07/15 (b)	4,100	4,100,000
Danbury GO Series 2014 BAN, 1.00%, 7/23/15	11,225	11,247,432
Easton GO Series 2015 RAN, 1.00%, 12/15/15	3,918	3,937,818
Enfield GO Series 2014 RAN, 1.00%, 8/11/15	5,300	5,312,713
Trumbull Township GO Series 2014 BAN, 1.25%, 9/04/15	9,885	9,921,839

		34,519,802
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 5/07/15 (b)	1,440	1,440,000
Delaware GO Series 2013B MB, 5.00%, 2/01/16	105	108,653

		1,548,653
District of Columbia — 0.7%
District of Columbia GO Series 2004A MB, 5.00%, 6/01/15	3,000	3,012,574
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (d)	3,890	3,890,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 5/07/15 (b)	$1,600	$1,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.13%, 5/07/15 (a)(b)(c)	2,400	2,400,000

		10,902,574
Florida — 11.7%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (a)(b)(c)	4,830	4,830,000
Florida GO (Capital Outlay Project) Series 2014C MB, 5.00%, 6/01/15	300	301,233
Florida Lottery Revenue RB Series 2010-F MB, 5.00%, 7/01/15	785	791,338
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 5/07/15 (b)	57,435	57,435,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 5/07/15 (b)	12,900	12,900,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (a)(b)(c)	10,395	10,395,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 5/07/15 (b)	38,000	38,000,000
Orlando Utilities Commission Utilities System RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.08%, 5/07/15 (b)	5,530	5,530,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.23%, 5/07/15 (b)	4,760	4,760,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.19%, 5/07/15 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (a)(b)(c)	21,000	21,000,000

		173,747,571
Georgia — 0.4%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.16%, 5/07/15 (b)	1,775	1,775,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 5/07/15 (b)	2,900	2,900,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2000-A MB, 0.10%, 7/01/15	900	899,969

		5,574,969
Hawaii — 0.2%
Hawaii GO Series 2005DG MB, 5.00%, 7/01/15	2,480	2,499,982

Municipal Bonds	Par (000)	Value
Idaho — 0.5%
Idaho GO Series 2014 TAN, 2.00%, 6/30/15	$7,000	$7,021,782
Illinois — 2.6%
Chicago Waterworks RB Sub-Series 2004-2 VRDN (State Street Bank & Trust Co. LOC), 0.13%, 5/07/15 (b)	2,300	2,300,000
Chicago Waterworks Revenue RB Sub-Series 2004-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.13%, 5/07/15 (b)	10,000	10,000,000
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.17%, 5/07/15 (b)	1,810	1,810,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 5/07/15 (b)	6,550	6,550,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.28%, 5/07/15 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Farge Bank N.A. SBPA), 0.12%, 5/01/15 (b)	3,700	3,700,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 5/07/15 (b)	5,040	5,040,000

		38,090,000
Indiana — 2.3%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 5/07/15 (b)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A VRDN (The Bank of New York Mellon Corp. SBPA), 0.14%, 5/01/15 (b)	17,600	17,600,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.12%, 5/07/15 (b)	5,000	5,000,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.11%, 5/07/15 (a)(b)(c)	10,000	10,000,000

		34,300,000
Iowa — 4.3%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.20%, 5/07/15 (b)	63,500	63,500,000
Kansas — 1.0%
Kansas Department of Transportation RB Series 2014-1 MB, 0.11%, 5/01/15	4,300	4,300,000
Wichita GO Series 268 MB, 0.25%, 10/15/15	10,000	10,001,327

		14,301,327
Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.09%, 5/07/15 (b)	1,725	1,725,000
Louisiana — 2.1%
Louisiana GO Series 2013-C MB, 5.00%, 7/15/15	1,100	1,111,125

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.21%, 5/07/15 (b)	$4,730	$4,730,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.12%, 5/07/15 (b)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.10%, 5/07/15 (b)	18,300	18,300,000

		31,641,125
Maine — 0.4%
Kittery GO Series 2014 MB, 1.00%, 9/15/15	5,280	5,295,016
Town of Scarborough GO Series 2015 MB, 2.00%, 11/01/15	500	504,100
Windham GO Series 2011 MB, 3.00%, 11/01/15	660	669,060

		6,468,176
Maryland — 3.8%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	2,965	2,965,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 5/07/15 (b)	1,475	1,475,000
Baltimore RB Series 2013B MB, 2.00%, 7/01/15	800	802,204
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	2,255	2,255,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 5/07/15 (b)	8,080	8,080,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 5/07/15 (b)	8,660	8,660,000
Maryland GO Series 2008 MB, 5.00%, 3/01/16	690	716,879
Maryland GO Series 2011E -REF MB, 5.00%, 8/01/15	5,000	5,062,483
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 5/07/15 (b)	2,215	2,215,000
Maryland Transportation Authority RB (Metro Rail Parking Project) Series 2014 MB, 2.00%, 7/01/15	960	962,956
Montgomery County GO Series 2010B TECP (State Street Bank & Trust Co. LOC), 0.05%, 5/06/15	9,600	9,600,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	1,160	1,160,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	3,985	3,985,000

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 5/07/15 (b)	$9,100	$9,100,000

		57,039,522
Massachusetts — 6.6%
Auburn Township GO (Municipal Purpose Loan Project) MB, 5.00%, 9/15/15	1,091	1,110,258
East Longmeadow GO Series 2014 BAN, 1.00%, 6/30/15	681	681,953
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.20%, 11/26/15 (b)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.14%, 5/07/15 (a)(b)(c)	10,000	10,000,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 5/07/15 (b)	22,300	22,300,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 5/07/15 (b)	2,000	2,000,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (d)	6,500	6,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 5/07/15 (b)	8,300	8,300,000
New Bedford GO Series 2015 MB, 1.25%, 2/05/16	6,330	6,380,003
Old Rochester Regional School District GO Series 2015 MB, 2.00%, 2/15/16	695	703,749
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	2,567	2,570,072
Sudbury GO Series 2015 A MB, 2.00%, 2/15/16	540	547,058
University of Massachusetts Building Authority RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.11%, 5/07/15 (b)	7,000	7,000,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.20%, 5/07/15 (b)	14,690	14,690,000
Yarmouth Township GO Series 2014 MB, 2.00%, 6/01/15	325	325,498

		97,968,591
Michigan — 1.0%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.17%, 11/26/15 (b)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.17%, 11/26/15 (b)	4,520	4,520,000
Michigan Trunk Line RB Series 2015B MB (AGM Insurance), 5.00%, 9/01/15	400	406,341

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 5/07/15 (b)	$4,485	$4,485,000
Traverse Area Public Schools GO Series 2008 MB (AGM Insurance), 5.00%, 5/01/15	650	650,000

		15,261,341
Minnesota — 0.1%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	520	524,819
Minnesota RB Series 2009 MB, 5.00%, 6/01/15	425	426,754

		951,573
Mississippi — 0.7%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.11%, 5/01/15 (b)	10,750	10,750,000
Missouri — 0.7%
North Kansas City School District No 74 GO Series 2015 MB, 2.00%, 3/01/16	2,665	2,698,499
St Louis Regional Convention & Sports Complex Authority RB Series 2013 MB, 4.00%, 8/15/15	2,500	2,527,923
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.08%, 5/01/15 (b)	4,500	4,500,000

		9,726,422
Montana — 0.2%
Forsyth County PCRB (Pacificorp Project) Series 1988 VRDN (Rabo Bank Nederland LOC), 0.13%, 5/01/15 (b)	2,800	2,800,000
Multi-State — 0.7%
Branch Banking & Trust Co. Municipal Trust Receipts Floaters Series 2008-43 VRDN, 0.15%, 5/07/15 (a)(b)(c)	4,060	4,060,000
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.21%, 5/07/15 (a)(b)(c)	480	480,000
RBC Municipal Products Inc Trust RB Floaters Series 2012 E-37 VRDN (Royal Bank of Canada LOC), 0.11%, 5/07/15 (a)(b)(c)	5,440	5,440,000

		9,980,000
Nebraska — 0.1%
Douglas County School District No 17/NE GO Series 2014 MB, 3.00%, 6/15/15	1,640	1,645,753
Nevada — 0.4%
Branch Banking & Trust Co. GO Municipal Trust Receipts Floaters Series 2008-6 VRDN, 0.13%, 5/07/15 (a)(b)(c)	5,310	5,310,000
New Hampshire — 0.8%
Merrimack GO Series 2015 MB, 2.00%, 12/30/15	10,130	10,250,364
Nashua City GO Series 2015 MB, 4.00%, 7/15/15	900	907,083

		11,157,447
New Jersey — 1.5%
Mansfield Township GO Series 2014-A MB, 1.00%, 11/05/15	2,258	2,266,467

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Middletown Township Board of Education GO Series 2010 MB, 4.00%, 8/01/15	$270	$272,535
New Jersey Educational Facilities Authority RB Series 2007 E MB, 5.00%, 7/01/15	300	302,424
New Jersey RB PUTTERS Series 2014-4466 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 5/07/15 (a)(b)(c)	20,000	20,000,000

		22,841,426
New Mexico — 0.4%
Albuquerque GO Series 2014-A MB, 3.00%, 7/01/15	2,270	2,280,989
New Mexico Finance Authority RB Series 2004A MB, 5.25%, 6/15/15	3,935	3,959,815
New Mexico Severance Tax Permanent Fund RB Series 2009A MB, 5.00%, 7/01/15	400	403,283

		6,644,087
New York — 2.5%
Metropolitan Transportation Authority RB Series 2012B-2 MB, 4.00%, 11/01/15	1,270	1,294,488
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 5/07/15 (b)	8,000	8,000,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 5/07/15 (b)	5,000	5,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.12%, 5/01/15 (b)	12,200	12,200,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.11%, 5/01/15 (b)	2,175	2,175,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.12%, 5/07/15 (b)	900	900,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.16%, 5/07/15 (a)(b)(c)	7,500	7,500,000

		37,069,488
North Carolina — 4.9%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	1,000	1,006,465
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.12%, 5/07/15 (b)	9,200	9,200,000
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 5/07/15 (b)	2,350	2,350,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.13%, 5/07/15 (a)(b)(c)	9,805	9,805,000
Davie County GO Series 2015 MB, 3.00%, 5/01/16	2,285	2,344,661
Johnston County RB Series 2014 MB, 2.00%, 6/01/15	855	856,353
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.22%, 11/26/15 (b)	16,130	16,130,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Mecklenburg County GO Series 2009A MB, 3.00%, 8/01/15	$250	$251,840
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.10%, 5/07/15 (b)	1,975	1,975,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.09%, 5/07/15 (a)(b)(c)	4,070	4,070,000
North Carolina Capital Improvement Obligation Revenue RB (Annual Appropriation Project) Series 2009A MB, 5.00%, 5/01/15	35	35,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012-A MB, 4.00%, 6/01/15	455	456,515
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.22%, 11/26/15 (b)	3,940	3,940,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.14%, 5/07/15 (b)	20,000	20,000,000

		72,420,834
Ohio — 1.1%
Franklin County RB (Ohio Health Corp. Project) Series 2011C Mandatory Put Bonds, 0.11%, 6/03/15 (d)	4,500	4,500,000
Lucas County GO (Limited Tax Notes Improvements Project) Series 2014 MB, 1.00%, 7/14/15	1,370	1,372,301
Ohio GO (Higher Education Project) Series 2006-A MB, 4.00%, 5/01/15	100	100,000
Ohio GO (Job Ready Site Development Project) Series 2011-A MB, 3.00%, 5/01/15	200	200,000
Ohio GO Series 2012 MB, 3.00%, 11/01/15	300	304,217
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 5/01/15 (b)	4,200	4,200,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	150	152,391
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	600	607,386
Ohio Highway Capital Improvement GO Series 2007K MB, 5.00%, 5/01/15	125	125,000
Ohio University RB Series 2008 VRDN, 0.08%, 5/07/15 (b)	5,000	5,000,000

		16,561,295
Oklahoma — 0.6%
Tulsa County ISD No 1 Tulsa GO Series 2013B MB, 1.10%, 8/01/15	965	967,046
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.13%, 5/07/15 (a)(b)(c)	8,092	8,092,000

		9,059,046
Pennsylvania — 2.1%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	8,010	8,010,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 5/07/15 (b)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 5/07/15 (b)	$9,970	$9,970,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	4,175	4,175,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.13%, 5/07/15 (b)	4,340	4,340,000
University of Pitsburgh RB Series 2015 TECP, 0.06%, 5/18/15	2,800	2,800,000

		30,795,000
South Carolina — 1.0%
Columbia Waterworks & Sewer System RB Series 2009 VRDN (U.S. Bank N.A. LOC), 0.13%, 5/01/15 (b)	14,900	14,900,000
Greenville Health System RB Series 2008A MB, 5.00%, 5/01/15	500	500,000

		15,400,000
Tennessee — 0.5%
Bartlett GO Series 2011 MB, 2.00%, 9/01/15	200	201,132
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.10%, 5/07/15 (b)	1,500	1,500,000
Metropolitan Government of Nashville & Davidison County Electric RB Series 2014A MB, 2.00%, 5/15/15	1,215	1,215,868
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.14%, 5/07/15 (b)	3,365	3,365,000
Tennessee GO Series 2009A MB, 5.00%, 5/01/15	800	800,000

		7,082,000
Texas — 12.8%
Brownsville ISD GO Series 2006 MB, 5.00%, 2/15/16	1,000	1,037,570
Dallas Waterworks & Sewer System RB Series 2015A MB, 1.00%, 10/01/15	2,850	2,860,400
Gulf Coast Waste Disposal Authority RB (Air Products, Inc. Project) Series 2005 VRDN, 0.10%, 5/07/15 (b)	5,200	5,200,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 5/07/15 (b)	39,280	39,280,000
Klein ISD GO Series 2006 MB, 4.15%, 8/01/15	855	863,437
Lamar Consolidated ISD GO Series 2009 ROC-RR-II-R-12266 VRDN (Texas Permanent School Fund Insurance, Citibank N.A. SBPA), 0.12%, 5/07/15 (a)(b)	6,700	6,700,000
Laredo GB Series 2005 MB, 5.00%, 8/15/15	700	709,973
Lower Neches Valley Authority RB (Chevron USA, Inc. Project) Series 1987 Madatory Put Bonds, 0.09%, 8/15/15 (d)	8,750	8,750,000
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.10%, 5/07/15 (b)	24,300	24,300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.10%, 5/07/15 (b)	$1,500	$1,500,000
San Antonio Electric Gas RB Series 2015A TECP (JPMorgan Chase & Co. LOC), 0.05%, 5/04/15	20,000	20,000,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.10%, 5/07/15 (b)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.13%, 5/07/15 (a)(b)(c)	5,795	5,795,000
Tarrant Regional Water District RB Series 2015 MB, 2.00%, 3/01/16	440	446,039
Texas GO Series 2012R MB, 2.00%, 8/01/15	750	753,518
Texas GO Series 2014 MB, 1.50%, 8/31/15	20,025	20,116,482
Texas Public Finance Authority RB (Unemployment Compensation Project) Series 2010B MB, 5.00%, 7/01/15	2,250	2,268,336
University of Texas RB MB, 5.25%, 8/15/15	190	192,738
Waco Educational Finance Corp. RB Municpal Trust Receipts Floaters (Baylor University Project) Series 2008A (The Bank of New York Mellon Corp. LOC), 0.10%, 5/07/15 (b)(c)	35,935	35,935,000
West Harris County Regional Water Authority RB Series 2014 MB, 2.00%, 12/15/15	570	576,392

		189,674,885
Utah — 3.1%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.14%, 5/07/15 (b)	45,000	45,000,000
Snyderville Basin Water Reclamation District RB Series 2015 MB, 2.00%, 9/15/15	620	623,917

		45,623,917
Virginia — 4.3%
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.12%, 5/07/15 (b)	32,615	32,615,000
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 11/26/15 (b)	6,885	6,885,000
Newport News GO (General Improvement and Water Project) Series 2002B MB, 5.25%, 7/01/15	390	393,356
Spotsylvania County Economic Development Authority RB Series 2014 MB, 2.00%, 6/01/15	330	330,491
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.12%, 5/07/15 (a)(b)(c)	4,120	4,120,000
University of Virginia Series 2015A-1 TECP, 0.06%, 5/18/15	16,650	16,650,000
Upper Occoquan Sewage Authority RB Series 2005 MB (AGM Insurance), 5.00%, 7/01/15	1,350	1,361,023
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	415	415,000
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	1,455	1,455,000

		64,224,870

Municipal Bonds	Par (000)	Value
Washington — 3.4%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.09%, 5/07/15 (a)(b)(c)	$11,310	$11,310,000
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.12%, 5/07/15 (a)(b)(c)	5,440	5,440,000
King County Washington RB Series 2015A TECP (Bayerische Landesbank Girozentrale LOC), 0.05%, 5/05/15	21,280	21,280,000
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.14%, 5/07/15 (b)	7,000	7,000,000
Washington State Housing Finance Commission RB Series 2015 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.13%, 5/07/15 (b)	5,500	5,500,000

		50,530,000
West Virginia — 0.1%
West Virginia GO Series 2005A MB, 5.00%, 6/01/15	1,245	1,250,260
Wisconsin — 0.6%
Wisconsin GO Series 2004E MB, 5.00%, 5/01/15	100	100,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.17%, 11/26/15 (b)	5,265	5,265,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.11%, 5/07/15 (b)	4,105	4,105,000

		9,470,000
Wyoming — 0.2%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.11%, 5/07/15 (b)	3,020	3,020,000
Total Municipal Bonds — 96.6%		1,434,733,460

Closed-End Investment Companies (a)(b)
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 5/07/15	2,500	2,500,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 5/07/15	1,800	1,800,000
Total Closed-End Investment Companies — 0.3%		4,300,000
Total Investments (Cost — $1,439,033,460*) — 96.9%		1,439,033,460
Other Assets Less Liabilities — 3.1%		45,749,113

Net Assets — 100.0%		$1,484,782,573

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (concluded)	MuniFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,439,033,460	—	$1,439,033,460

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, cash of $24,350 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	41

Schedule of Investments April 30, 2015 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 92.0%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.14%, 5/07/15 (a)(b)(c)	$1,750	$1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 5/07/15 (c)	1,100	1,100,000
Burbank Wastewater Treatment RB Series 2014 MB, 5.00%, 6/01/15	100	100,412
California Community College Fund RB Series 2014A MB, 2.00%, 6/30/15	5,800	5,818,069
California Community College Fund RB Series 2014B MB, 2.00%, 6/30/15	300	300,875
California Department of Water Resources RB Series 2010L MB, 5.00%, 5/01/15	245	245,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.14%, 5/07/15 (a)(b)(c)	4,000	4,000,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.07%, 5/07/15 (c)	5,000	5,000,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 5/07/15 (c)	2,000	2,000,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.19%, 11/26/15 (c)	3,000	3,000,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.12%, 5/01/15 (c)	5,800	5,800,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	6,000	6,011,853
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.12%, 5/07/15 (a)(c)	2,700	2,700,000
California State University RB Series 2008A TECP, 0.04%, 5/05/15	2,070	2,070,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.11%, 5/07/15 (c)	1,800	1,800,000
Castro Valley Unified School District Series 2015 MB, 2.00%, 8/01/15	100	100,464
Contra Costa Water District RB Series 2015B TECP, 0.09%, 6/12/15	3,600	3,600,000
East Bay California Municipal Utility District Water System Series 2015 E TECP:
0.09%, 5/05/15	4,200	4,200,000
0.09%, 5/07/15	2,200	2,200,000
0.08%, 6/12/15	5,900	5,900,000
East Bay Municipal Utility District Water System RB Series 2009A-1 MB, 0.28%, 6/01/15	400	400,093
East Bay Municipal Utility District Water System RB Series 2014B MB, 2.00%, 6/01/15	100	100,159
Eastern Municipal Water District RB Series 2015 Mandatory Put Bonds, 0.15%, 11/09/15 (d)	3,500	3,500,000
Fairfield-Suisun Unified School District Financing Corp GO Series 2012 MB, 4.00%, 8/01/15	200	201,878
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (Chase Bank N.A. Liquidity Facility), 0.19%, 5/07/15 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2014 MB, 4.00%, 8/01/15	600	605,866

Municipal Bonds	Par (000)	Value
California (continued)
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.11%, 3/15/16 (d)	$1,000	$1,000,000
Los Angeles County Metropolitan Transportation Authority RB (Measure R Project) Series 2010B MB, 3.00%, 6/01/15	250	250,598
Los Angeles County Metropolitan Transportation Authority RB (Proposition A Project) Series 2013 MB, 5.00%, 7/01/15	100	100,815
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013B MB, 4.00%, 7/01/15	1,000	1,006,498
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013C MB, 5.00%, 7/01/15	800	806,532
Los Angeles Department Airport RB Series 2015B-2 MB, 0.06%, 5/18/15	3,500	3,500,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.11%, 5/01/15 (c)	6,100	6,100,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA), 0.11%, 5/01/15 (c)	2,600	2,600,000
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.11%, 5/07/15 (c)	2,000	2,000,000
Los Angeles Department of Water & Power System RB Series 2011A MB, 5.00%, 7/01/15	110	110,897
Los Angeles Department of Water & Power System RB Series 2013A MB, 1.00%, 7/01/15	540	540,737
Los Angeles GO Series 2014 MB, 1.50%, 6/30/15	5,000	5,011,645
Los Angeles GO Series 2014 TRAN, 1.50%, 6/25/15	100	100,210
Los Angeles Unified School District GO Series 2007A-1 MB, 4.00%, 7/01/15	150	150,947
Los Angeles Wastewtr System RB Series2015A-1 TECP, 0.07%, 6/02/15	2,000	2,000,000
Milpitas Unified School District GO (Election 2012 Project) Series 2014B MB, 1.00%, 8/01/15	500	501,091
Milpitas Unified School District GO Series 2014 MB, 1.00%, 8/01/15	300	300,655
Ohlone Community College District GO (Election 2010) Series 2014B MB, 1.00%, 8/01/15	545	546,190
Palomar Community Collage District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.12%, 5/07/15 (a)(b)	1,300	1,300,000
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.14%, 5/01/15 (c)	4,800	4,800,000
Pomona Unified School District GO Series 2015 MB, 2.00%, 8/01/15	100	100,444
Poway Unified School District GO (School Facilities Improvement District Project) Series 2014 MB, 3.00%, 8/01/15	140	141,009
Sacramento Transportation Authority RB Series 2015A VRDN (Mizuho Bank Ltd LOC), 0.11%, 5/07/15 (c)	800	800,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.13%, 5/07/15 (c)	3,000	3,000,000
San Diego County Regional Airport Authority RB Series 2013A MB, 3.00%, 7/01/15	150	150,704

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank Liquidity Agreement), 0.11%, 5/07/15 (c)	$5,000	$5,000,000
San Diego County Water Authority COP Series 2004A MB (AGM Insurance):
5.00%, 5/01/15	2,900	2,900,000
5.00%, 5/01/15	100	100,000
San Diego County Water Authority RB Series 2015-8 TECP:
0.05%, 5/11/15	1,000	1,000,000
0.06%, 5/19/15	1,000	1,000,000
0.08%, 7/09/15	1,000	1,000,000
San Francisco City & County Airports Commission RB (San Francisco International Airport Project) Series 2011B-2 MB, 5.00%, 5/01/15	50	50,000
San Francisco City & County GO Series 2008R1 MB, 5.00%, 6/15/15	120	120,714
San Francisco Community College District GO Series 2015 MB, 2.00%, 6/15/15	845	846,964
San Francisco Unified School District GO (Prop A Election 2006 Project) Series 2007A MB, 5.00%, 6/15/15	75	75,440
San Joaquin Delta Community College District GO (Election 2004) Series 2014C MB, 1.00%, 8/01/15	1,000	1,002,131
San Jose Unified School District GO Series 2015C MB, 2.00%, 8/01/15	610	612,818
Santa Clara Valley Water RB Series 2015A TECP, 0.05%, 5/13/15	2,470	2,470,000

Municipal Bonds	Par (000)	Value
California (continued)
Sonoma County Junior College District GO (Election of 2002 Project) Series 2008D MB, 5.00%, 8/01/15	$100	$101,201
Southern California Metropolitan Water District RB Series 2011B MB:
3.00%, 7/01/15	100	100,478
5.00%, 7/01/15	100	100,818
Southern California Public Power Authority RB (Southern Transmission Project) Series 2011 MB, 5.00%, 7/01/15	800	806,487
University of California RB Series 2011AB MB, 5.00%, 5/15/15	1,500	1,502,845
Ventura Unified School District GO Series 2014 MB, 2.00%, 8/01/15	50	50,234
Yucaipa Valley Water District RB Series 2015A MB, 3.00%, 9/01/15	200	201,856
Total Municipal Bonds — 92.0%		119,465,627

Closed-End Investment Companies (c)
California — 3.8%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 5/07/15 (a)	5,000	5,000,000
Total Investments (Cost — $124,465,627*) — 95.8%		124,465,627
Other Assets Less Liabilities — 4.2%		5,413,644

Net Assets — 100.0%		$129,879,271

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	43

Schedule of Investments (concluded)	California Money Fund

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$124,465,627	—	$124,465,627

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $119,977 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.2%
Bronxville Unified Free School District GO Series 2014 BAN, 1.00%, 9/18/15	$800	$802,265
Burnt Hills-Ballston Lake Central School District GO Series 2014 BAN, 1.00%, 6/26/15	1,120	1,121,303
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	275	275,261
Dutchess County IDRB (Marist College Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.12%, 5/07/15 (a)	1,000	1,000,000
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	500	500,459
Erie County IDA RB Tender Option Bond Trust Receipts/Certificates Floaters Series 2008- 2015-XF0112 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.15%, 5/07/15 (a)(b)(c)	1,000	1,000,000
ESSEX County GO Series 2014F MB, 1.00%, 12/18/15	975	978,807
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.11%, 5/07/15 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,370	1,371,858
Greece GO Series 2014 BAN, 1.00%, 6/26/15	970	971,128
Huntington GO Series 2014A MB, 1.00%, 12/09/15	240	240,945
Hyde Park Central School District GO Series 2014 BAN, 0.50%, 6/26/15	215	215,034
Kinderhook Central School District GO Series 2014 BAN, 1.00%, 6/25/15	1,100	1,101,188
La Grange GO Series 2015A MB, 1.00%, 3/25/16	615	618,298
Lancaster Township GO Series 2014 BAN, 1.00%, 7/29/15	1,000	1,001,724
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	1,144	1,145,998
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	1,000	1,003,727
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.12%, 5/07/15 (a)(b)(c)	1,000	1,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.12%, 5/01/15 (a)	3,000	3,000,000
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.11%, 5/07/15 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.10%, 5/07/15 (a)	875	875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.10%, 5/07/15 (a)	3,770	3,770,000
New York City GO Series 2008J-5 VRDN (Bank of America N.A. LOC), 0.13%, 5/01/15 (a)	2,000	2,000,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 5/01/15 (a)	4,900	4,900,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC):
0.12%, 5/07/15 (a)	2,000	2,000,000
0.12%, 5/07/15 (a)	1,100	1,100,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 5/07/15 (a)	4,500	4,500,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Industrial Development Agency RB (Jamaica First PKG Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.12%, 5/07/15 (a)	$1,000	$1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.12%, 5/01/15 (a)	3,550	3,550,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.12%, 5/01/15 (a)	2,900	2,900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.13%, 5/01/15 (a)	1,500	1,500,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.14%, 5/01/15 (a)	2,050	2,050,000
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.12%, 5/07/15 (a)(b)	10,000	10,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.12%, 5/07/15 (a)	2,000	2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 5/07/15 (a)	1,775	1,775,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.10%, 5/07/15 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.12%, 5/07/15 (a)(b)(c)	5,300	5,300,000
New York Dormitory Authority RB Floaters RBC Muni Products Inc Trust Series 2014 O-87 VRDN (Royal Bank of Canada LOC), 0.11%, 5/07/15 (a)(b)(c)	2,350	2,350,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 5/07/15 (a)	2,000	2,000,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 5/07/15 (a)	1,500	1,500,000
New York HFA RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 5/07/15 (a)	300	300,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 5/07/15 (a)	1,100	1,100,000
New York HFA RB Series 2014 VRDN (Manufacturers & Traders Trust Co. LOC), 0.10%, 5/07/15 (a)	2,750	2,750,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.12%, 5/07/15 (a)	5,300	5,300,000
New York HFA RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.09%, 5/07/15 (a)	1,400	1,400,000
New York HFA RB Series 2015A VRDN (Wells Fargo Bank N.A. LOC), 0.09%, 5/07/15 (a)	1,000	1,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.09%, 5/07/15 (a)	4,805	4,805,000
North Tonawanda GO Series 2015 MB, 1.25%, 5/05/16	1,040	1,046,906

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	45

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 5/07/15 (a)	$1,100	$1,100,000
Rocky Point Union Free School District GO Series 2014-201 BAN, 1.00%, 6/25/15	500	500,558
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.11%, 5/07/15 (a)	630	630,000
Seaford Unified Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/19/15	1,640	1,641,668
Shenendehowa Central School District GO Series 2014 BAN, 1.00%, 6/25/15	900	901,028
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	2,600	2,608,655
South Country Central School District GO Series 2014-15 BAN, 1.00%, 6/25/15	1,000	1,001,189
Sweet Home Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,080	1,081,525
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.16%, 5/07/15 (a)(b)(c)	700	700,000

Municipal Bonds	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.11%, 5/01/15 (a)	$1,570	$1,570,000
Wappinger GO Series 2015A MB, 1.00%, 3/25/16	1,030	1,034,694
Wappingers Central School District GO Series 2014B BAN, 1.00%, 7/10/15	1,070	1,071,494
West Genesee Central School District GO Series 2014 BAN, 1.00%, 10/23/15	1,500	1,504,437
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.11%, 5/07/15 (a)	5,875	5,875,000
Total Municipal Bonds — 95.2%		116,740,149

Closed-End Investment Companies (a)
New York — 5.5%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 5/07/15 (b)	6,700	6,700,000
Total Investments (Cost — $123,440,149*) — 100.7%		123,440,149
Liabilities in Excess of Other Assets — (0.7)%		(807,361)

Net Assets — 100.0%		$122,632,788

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Schedule of Investments (concluded)	New York Money Fund

As of April 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$123,440,149	—	$123,440,149

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $123,581 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	47

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$339,840,953	$6,982,568,246	$1,681,162,219	$48,269,088,322	$10,540,544,957
Repurchase agreements at value — unaffiliated[2]	—	6,887,643,000	367,547,000	5,511,367,000	12,132,580,223
Cash	1,684,098	—	215,213	—	13,810,058
Investments sold receivable	—	—	24,994,306	—	—
Interest receivable	47,772	491,081	393,813	8,386,379	12,935,658
Prepaid expenses	42,128	148,288	84,693	338,856	162,802

Total assets	341,614,951	13,870,850,615	2,074,397,244	53,789,180,557	22,700,033,698

Liabilities
Bank overdraft	—	144,637,631	—	12,339,055	—
Investments purchased payable	—	—	—	61,951,278	—
Income dividends payable	1,752	127,760	69,981	2,108,011	89,894
Professional fees payable	18,935	68,206	34,438	185,856	91,351
Management fees payable	9,504	1,232,252	287,734	7,165,963	1,239,305
Printing fees payable	6,906	22,311	10,885	66,273	25,957
Transfer agent fees payable	5,120	122,884	45,868	471,924	148,793
Custodian fees payable	2,496	101,215	14,431	328,103	120,204
Officer’s and Trustees’ fees payable	—	12,560	5,684	—	2,173
Registration fees payable	820	37,533	70,883	145,692	37,029
Service and distribution fees payable	—	—	14,032	407,913	—
Other accrued expenses payable	14,091	43,279	39,055	106,381	45,957

Total liabilities	59,624	146,405,631	592,991	85,276,449	1,800,663

Net Assets	$341,555,327	$13,724,444,984	$2,073,804,253	$53,703,904,108	$22,698,233,035

Net Assets Consist of
Paid-in capital	$341,550,847	$13,724,183,285	$2,073,692,207	$53,702,667,733	$22,697,665,178
Undistributed net investment income	583	98	39,403	18,582	16,667
Undistributed net realized gain	3,897	261,601	72,643	1,217,793	551,190

Net Assets	$341,555,327	$13,724,444,984	$2,073,804,253	$53,703,904,108	$22,698,233,035

[1] Investments at cost — unaffiliated	$339,840,953	$6,982,568,246	$1,313,615,219	$48,269,088,322	$10,540,544,957
[2] Repurchase agreements at cost — unaffiliated	—	6,887,643,000	$367,547,000	$5,511,367,000	$12,132,580,223

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Statements of Assets and Liabilities (continued)

April 30, 2015 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$336,186,279	$12,113,519,101	$1,882,166,618	$48,746,230,714	$21,076,472,348

Shares outstanding[3]	336,182,482	12,113,288,141	1,882,064,926	48,745,108,451	21,075,945,063

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$5,248,064	$982,213,209	191,637,635	$1,482,644,766	$884,837,347

Shares outstanding[3]	5,248,005	982,194,457	191,627,281	1,482,610,639	884,815,210

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$7,240,840	—	$314,338,489	$520,232,393

Shares outstanding[3]	—	7,240,703	—	314,331,253	520,219,378

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$4,777,967	—	$12,471,735	—

Shares outstanding[3]	—	4,777,876	—	12,471,448	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$120,984	$376,599,051	—	$2,723,247,502	—[4]

Shares outstanding[3]	120,983	376,591,871	—	2,723,184,821	—[5]

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$235,634,224	—	$405,373,736	$216,688,854

Shares outstanding[3]	—	235,629,731	—	405,364,405	216,683,434

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$4,078,989	—	$13,400,103	—

Shares outstanding[3]	—	4,078,912	—	13,399,795	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$381,603	—	$6,197,063	$2,093

Shares outstanding[3]	—	381,595	—	6,196,921	2,092

Net asset value	—	$1.00	—	$1.00	$1.00

[3]	Unlimited number of shares authorized, no par value.

[4]	Net assets end of period are less than $1.

[5]	Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	49

Statements of Assets and Liabilities (continued)

April 30, 2015 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$10,684,379,241	$130,850,514	$1,439,033,460	$124,465,627	$123,440,149
Cash	521,189,854	71,787	24,350	119,977	123,581
Investments sold receivable	—	6,300,000	50,901,029	4,900,000	—
Interest receivable	2,678,757	397,871	2,158,052	422,512	148,294
Receivable from Manager	—	—	—	4,739	2,126
Prepaid expenses	102,564	49,095	94,948	20,980	26,603

Total assets	11,208,350,416	137,669,267	1,492,211,839	129,933,835	123,740,753

Liabilities
Investments purchased payable	—	204,827	7,256,746	—	1,046,906
Income dividends payable	233	1,012	18,667	940	965
Management fees payable	321,848	2,268	48,852	—	—
Transfer agent fees payable	109,073	4,990	29,428	5,219	3,111
Custodian fees payable	55,477	2,005	10,957	2,227	1,892
Professional fees payable	53,051	18,862	24,286	21,517	28,642
Registration fees payable	17,542	8	294	4,617	14
Officer’s and Trustees’ fees payable	—	89	2,562	—	—
Printing fees payable	15,304	6,411	9,264	7,311	7,284
Other accrued expenses payable	30,358	23,768	28,210	12,733	19,151

Total liabilities	602,886	264,240	7,429,266	54,564	1,107,965

Net Assets	$11,207,747,530	$137,405,027	$1,484,782,573	$129,879,271	$122,632,788

Net Assets Consist of
Paid-in capital	$11,207,477,170	$137,391,210	$1,484,725,585	$129,879,271	$122,630,417
Undistributed net investment income	1,250	10,033	2,300	—	—
Undistributed net realized gain	269,110	3,784	54,688	—	2,371

Net Assets	$11,207,747,530	$137,405,027	$1,484,782,573	$129,879,271	$122,632,788

[1] Investments at cost — unaffiliated	$10,684,379,241	$130,850,514	$1,439,033,460	$124,465,627	$123,440,149

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Statements of Assets and Liabilities (concluded)

April 30, 2015 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$10,546,754,877	$135,253,754	$1,100,668,202	$114,433,631	$93,955,068

Shares outstanding[2]	10,546,500,462	135,192,577	1,100,492,080	114,432,658	93,911,328

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$267,072,863	2,151,273	$39,078,660	$1,457,736	—

Shares outstanding[2]	267,066,420	2,150,300	39,072,410	1,457,723	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	11,494,232	—	$6,585,739	—	$20,328,915

Shares outstanding[2]	11,493,955	—	6,584,686	—	20,319,451

Net asset value	$1.00	—	$1.00	—	$1.00

Administration
Net assets	$382,425,558	—	$319,875,325	$1,436,096	$4,895,921

Shares outstanding[2]	382,416,333	—	319,824,159	1,436,084	4,893,642

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$16,882,317	$8,439,313	$2,581,476

Shares outstanding[2]	—	—	16,879,617	8,439,241	2,580,274

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$1,691,316	$4,095,633	$871,375

Shares outstanding[2]	—	—	1,691,045	4,095,598	870,969

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$1,014	$16,862	$33

Shares outstanding[2]	—	—	1,014	16,862	33

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	51

Statements of Operations

Six Months Ended April 30, 2015 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest - unaffiliated	$120,195	$8,659,559	$2,586,952	$67,300,762	$8,303,447
Interest - affiliated	—	16,477	—	44,522	—

Total investment income	120,195	8,676,036	2,586,952	67,345,284	8,303,447

Expenses
Management	408,376	14,578,281	3,350,069	53,868,827	20,872,431
Registration	29,956	99,670	51,170	162,721	56,851
Professional	18,442	74,238	32,112	227,874	93,718
Transfer agent	9,058	227,232	50,544	937,759	301,250
Printing	7,461	21,267	9,251	59,118	25,301
Custodian	5,821	188,455	42,590	677,716	252,619
Service and distribution — class specific	5,015	1,826,246	271,125	7,068,450	3,438,242
Officer and Trustees	3,657	89,689	13,996	346,859	143,318
Miscellaneous	10,648	68,392	23,330	244,809	97,677

Total expenses	498,434	17,173,470	3,844,187	63,594,133	25,281,407
Less management fees waived	(387,854)	(8,346,078)	(1,688,832)	(7,184,507)	(15,091,991)
Less service and distribution fees waived — class specific	(5,015)	(1,826,246)	(210,326)	(5,891,991)	(3,438,242)
Less expenses reimbursed by the Manager	(1,082)	—	—	—	—

Total expenses after fees waived and/or reimbursed and paid indirectly	104,483	7,001,146	1,945,029	50,517,635	6,751,174

Net investment income	15,712	1,674,890	641,923	16,827,649	1,552,273

Realized Gain
Net realized gain from investments	4,178	239,236	75,852	886,104	529,867

	4,178	239,236	75,852	886,104	529,867

Net Increase in Net Assets Resulting from Operations	$19,890	$1,914,126	$717,775	$17,713,753	$2,082,140

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Statements of Operations (concluded)

Six Months Ended April 30, 2015 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$2,084,716	$103,375	$562,468	$45,552	$62,300

Expenses
Management	10,595,555	250,520	2,696,223	277,954	273,763
Service and distribution — class specific	590,613	2,863	314,476	61,861	92,679
Transfer agent	187,040	8,067	52,236	9,797	6,396
Custodian	116,039	4,716	23,114	4,523	4,041
Officer and Trustees	71,961	2,965	12,572	2,947	2,990
Professional	55,428	18,381	24,861	20,758	27,784
Registration	42,774	40,572	52,452	16,475	15,845
Printing	15,793	6,387	9,189	7,417	7,402
Miscellaneous	58,094	9,460	23,319	5,783	7,020

Total expenses	11,733,297	343,931	3,208,442	407,515	437,920
Less management fees waived	(9,059,413)	(244,180)	(2,494,707)	(277,954)	(272,553)
Less service and distribution fees waived — class specific	(590,613)	(2,863)	(314,476)	(61,861)	(92,679)
Less expenses reimbursed by the Manager	—	(668)	—	(29,560)	(17,681)

Total expenses after fees waived and/or reimbursed and paid indirectly	2,083,271	96,220	399,259	38,140	55,007

Net investment income	1,445	7,155	163,209	7,412	7,293

Realized Gain
Net realized gain from investments	268,224	3,892	57,321	—	2,419

Net Increase in Net Assets Resulting from Operations	$269,669	$11,047	$220,530	$7,412	$9,712

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	53

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$15,712	$20,432	$1,674,890	$1,123,221
Net realized gain	4,178	6,370	239,236	217,724

Net increase in net assets resulting from operations	19,890	26,802	1,914,126	1,340,945

Distributions to Shareholders From[1]
Net investment income:
Institutional	(15,490)	(19,361)	(1,536,777)	(1,049,096)
Dollar	(186)	(880)	(78,917)	(55,212)
Cash Management	—	—	(782)	(274)
Cash Reserve	—	—	(556)	(362)
Administration	(36)	(191)	(38,326)	(9,225)
Select	—	—	(18,595)	(8,349)
Private Client	—	—	(639)	(565)
Premier	—	—	(298)	(138)
Net realized gain:
Institutional	(6,303)	(10,434)	(197,125)	(315,800)
Dollar	(87)	(622)	(11,241)	(16,062)
Cash Management	—	—	(92)	(75)
Cash Reserve	—	—	(71)	(134)
Administration	(57)	(92)	(3,039)	(434)
Select	—	—	(1,912)	(2,744)
Private Client	—	—	(92)	(188)
Premier	—	—	(32)	(16)

Decrease in net assets resulting from distributions to shareholders	(22,159)	(31,580)	(1,888,494)	(1,458,674)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	99,578,115	(10,713,909)	1,943,496,167	(1,218,097,143)

Net Assets
Total increase (decrease) in net assets	99,575,846	(10,718,687)	1,943,521,799	(1,218,214,872)
Beginning of period	241,979,481	252,698,168	11,780,923,185	12,999,138,057

End of period	$341,555,327	$241,979,481	$13,724,444,984	$11,780,923,185

Undistributed net investment income, end of period	$583	$583	$98	$98

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$641,923	$1,121,065	$16,827,649	$14,110,098	$1,552,273	$1,474,659
Net realized gain	75,852	298,517	886,104	4,150,893	529,867	908,821

Net increase in net assets resulting from operations	717,775	1,419,582	17,713,753	18,260,991	2,082,140	2,383,480

Distributions to Shareholders From[1]
Net investment income:
Institutional	(631,059)	(1,081,592)	(16,222,342)	(12,998,350)	(1,437,727)	(1,320,968)
Dollar	(10,864)	(39,473)	(250,500)	(472,986)	(55,866)	(66,274)
Cash Management	—	—	(29,877)	(44,995)	(42,645)	(69,149)
Cash Reserve	—	—	(1,912)	(3,387)	—	—
Administration	—	—	(286,444)	(547,455)	—	—
Select	—	—	(34,816)	(40,217)	(16,035)	(17,778)
Private Client	—	—	(1,172)	(1,332)	—	—
Premier	—	—	(586)	(1,376)	—	(490)
Net realized gain:
Institutional	(262,529)	(332,596)	(3,786,269)	(2,871,868)	(803,851)	(1,040,550)
Dollar	(34,625)	(56,566)	(184,664)	(141,032)	(30,467)	(54,248)
Cash Management	—	—	(19,935)	(13,409)	(26,218)	(69,212)
Cash Reserve	—	—	(1,468)	(900)	—	—
Administration	—	—	(198,214)	(167,655)	—	—
Select	—	—	(29,935)	(30,548)	(8,414)	(14,130)
Private Client	—	—	(1,013)	(987)	—	—
Premier	—	—	(560)	(1,021)	—	(2,891)

Decrease in net assets resulting from distributions to shareholders	(939,077)	(1,510,227)	(21,049,707)	(17,337,518)	(2,421,223)	(2,655,690)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	371,396,531	(1,409,687,643)	1,414,934,861	3,936,523,739	2,615,782,651	2,510,946,147

Net Assets
Total increase (decrease) in net assets	371,175,229	(1,409,778,288)	1,411,598,907	3,937,447,212	2,615,443,568	2,510,673,937
Beginning of period	1,702,629,024	3,112,407,312	52,292,305,201	48,354,857,989	20,082,789,467	17,572,115,530

End of period	$2,073,804,253	$1,702,629,024	$53,703,904,108	$52,292,305,201	$22,698,233,035	$20,082,789,467

Undistributed net investment income, end of period	$39,403	$39,403	$18,582	$18,582	$16,667	$16,667

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	55

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$1,445	$2,968	$7,155	$20,544	$163,209	$321,881
Net realized gain	268,224	307,434	3,892	3,289	57,321	117,481

Net increase in net assets resulting from operations	269,669	310,402	11,047	23,833	220,530	439,362

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,369)	(2,841)	(7,041)	(18,283)	(122,921)	(242,201)
Dollar	(53)	(81)	(114)	(2,261)	(4,395)	(8,926)
Cash Management	(2)	(5)	—	—	(750)	(2,238)
Administration	(21)	(41)	—	—	(33,384)	(64,407)
Select	—	—	—	—	(1,516)	(3,577)
Private Client	—	—	—	—	(172)	(362)
Premier	—	—	—	—	(71)	(170)
Net realized gain:
Institutional	(281,282)	(461,114)	(3,219)	(396)	(91,383)	(178,452)
Dollar	(10,534)	(7,778)	(56)	(70)	(2,750)	(7,210)
Cash Management	(397)	(692)	—	—	(503)	(2,537)
Administration	(3,851)	(6,111)	—	—	(22,613)	(52,452)
Select	—	—	—	—	(931)	(2,767)
Private Client	—	—	—	—	(123)	(298)
Premier	—	—	—	—	(55)	(118)

Decrease in net assets resulting from distributions to shareholders	(297,509)	(478,663)	(10,430)	(21,010)	(281,567)	(565,715)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	50,910,154	3,823,129,561	(11,000,932)	(81,909,624)	(128,923,895)	69,326,779

Net Assets
Total increase (decrease) in net assets	50,882,314	3,822,961,300	(11,000,315)	(81,906,801)	(128,984,932)	69,200,426
Beginning of period	11,156,865,216	7,333,903,916	148,405,342	230,312,143	1,613,767,505	1,544,567,079

End of period	$11,207,747,530	$11,156,865,216	$137,405,027	$148,405,342	$1,484,782,573	$1,613,767,505

Undistributed net investment income, end of period	$1,250	$1,250	$10,033	$10,033	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$7,412	$15,850	$7,293	$14,194
Net realized gain	—	—	2,419	918

Net increase in net assets resulting from operations	7,412	15,850	9,712	15,112

Distributions to Shareholders From[1]
Net investment income:
Institutional	(6,554)	(14,050)	(5,471)	(10,555)
Dollar	(98)	(362)	—	—
Cash Management	—	—	(1,223)	(2,004)
Administration	(70)	(197)	(257)	(601)
Select	(478)	(807)	(254)	(931)
Private Client	(212)	(433)	(71)	(69)
Premier	—	(1)	(17)	(34)
Net realized gain:
Institutional	—	(12,559)	(713)	(615)
Dollar	—	(310)	—	—
Cash Management	—	—	(131)	(108)
Administration	—	(211)	(33)	(42)
Select	—	(605)	(44)	(60)
Private Client	—	(392)	(12)	(3)
Premier	—	(2)	(3)	(2)

Decrease in net assets resulting from distributions to shareholders	(7,412)	(29,929)	(8,229)	(15,024)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(9,720,717)	(14,923,921)	(31,526,404)	21,327,492

Net Assets
Total increase (decrease) in net assets	(9,720,717)	(14,938,000)	(31,524,921)	21,327,580
Beginning of period	139,599,988	154,537,988	154,157,709	132,830,129

End of period	$129,879,271	$139,599,988	$122,632,788	$154,157,709

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	57

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001	0.0004

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.02%	0.01%	0.05%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.33%	0.32%	0.33%	0.33%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.07%	0.11%	0.11%	0.15%	0.18%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$336,186	$236,113	$235,349	$188,110	$207,357	$217,013

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001	0.0003

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.02%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.56%[6]	0.58%	0.57%	0.58%	0.58%	0.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.07%	0.11%	0.11%	0.14%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$5,248	$3,683	$15,061	$10,917	$16,579	$23,316

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0001	0.0002	0.0001	0.0003

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.02%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.42%[6]	0.43%	0.42%	0.43%	0.43%	0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.07%	0.10%	0.11%	0.13%	0.21%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$121	$2,183	$2,289	$1,629	$858	$508

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	59

Financial Highlights	FedFund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0003	0.0007

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.03%	0.07%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.09%	0.14%	0.17%	0.17%	0.20%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.02%	0.07%

Supplemental Data
Net assets, end of period (000)	$12,113,519	$10,689,737	$12,265,686	$11,698,677	$12,617,763	$13,129,908

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.46%	0.47%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.09%	0.13%	0.17%	0.19%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$982,213	$748,382	$593,574	$325,447	$494,151	$590,682

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.71%	0.71%	0.72%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.09%	0.13%	0.16%	0.19%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$7,241	$3,547	$2,947	$2,350	$11,720	$13,630

	Cash Reserve
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.61%	0.61%	0.61%	0.62%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.09%	0.12%	0.17%	0.20%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$4,778	$4,561	$4,863	$208	$1,693	$2,244

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	61

Financial Highlights (continued)	FedFund

	Administration
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.31%	0.32%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.09%	0.14%	0.17%	0.20%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$376,599	$233,421	$12,271	$18,664	$17,543	$47,616

	Select
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.07%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.09%	0.14%	0.17%	0.19%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$235,634	$92,940	$111,589	$100,792	$107,781	$130,268

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.07%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.09%	0.14%	0.17%	0.19%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$4,079	$6,385	$7,729	$16,948	$24,454	$25,918

	Premier
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.81%	0.81%	0.81%	0.82%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.09%	0.14%	0.17%	0.20%	0.26%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$382	$1,951	$479	$1,042	$953	$8,256

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	63

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0004	0.0010	0.0015	0.0013	0.0019
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	0.0006	0.0010	0.0016	0.0014	0.0019

Distributions from:[2]
Net investment income	(0.0003)	(0.0004)	(0.0010)	(0.0015)	(0.0013)	(0.0019)
Net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0006)	(0.0010)	(0.0016)	(0.0014)	(0.0019)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.06%	0.10%	0.16%	0.14%	0.19%

Ratios to Average Net Assets
Total expenses	0.34%[6]	0.33%	0.31%	0.28%	0.24%	0.25%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.07%[6]	0.05%	0.10%	0.15%	0.14%	0.19%

Supplemental Data
Net assets, end of period (000)	$1,882,167	$1,489,543	$2,647,717	$3,622,878	$4,139,893	$7,833,532

	Dollar
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0002	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0003	0.0002	0.0002	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.58%	0.56%	0.53%	0.50%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.24%[6]	0.22%	0.26%	0.32%	0.31%	0.36%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$191,638	$213,086	$464,691	$551,888	$677,156	$680,296

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0003	0.0008	0.0013	0.0012	0.0016
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0004	0.0008	0.0014	0.0012	0.0016

Distributions from:[2]
Net investment income	(0.0003)	(0.0003)	(0.0008)	(0.0013)	(0.0012)	(0.0016)
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0004)	(0.0004)	(0.0008)	(0.0014)	(0.0012)	(0.0016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.04%	0.08%	0.14%	0.12%	0.16%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.17%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.06%[6]	0.03%	0.08%	0.14%	0.12%	0.16%

Supplemental Data
Net assets, end of period (000)	$48,746,231	$46,327,088	$42,517,741	$43,032,035	$41,826,560	$64,366,170

	Dollar
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.18%	0.25%	0.31%	0.30%	0.34%

Net investment income	0.02%[6]	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,482,645	$2,673,968	$2,300,509	$1,941,890	$1,787,059	$1,820,807

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	65

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.18%	0.25%	0.31%	0.28%	0.35%

Net investment income	0.02%[6]	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$314,338	$278,181	$231,804	$300,910	$270,280	$613,283

	Cash Reserve
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.18%	0.24%	0.30%	0.31%	0.34%

Net investment income	0.02%[6]	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$12,472	$19,977	$15,031	$13,130	$16,695	$33,627

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0004	0.0003	0.0006
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0002	0.0005	0.0003	0.0006

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0004)	(0.0003)	(0.0006)
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0005)	(0.0003)	(0.0006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.06%	0.04%	0.06%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.18%	0.24%	0.27%	0.27%	0.28%

Net investment income	0.02%[6]	0.02%	0.01%	0.05%	0.03%	0.06%

Supplemental Data
Net assets, end of period (000)	$2,723,248	$2,542,670	$2,740,631	$2,548,103	$1,953,551	$1,681,583

	Select
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21%[6]	0.19%	0.26%	0.32%	0.30%	0.34%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$405,374	$424,555	$514,918	$536,971	$586,363	$563,559

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	67

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21%[6]	0.19%	0.26%	0.32%	0.30%	0.34%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$13,400	$14,738	$16,524	$19,248	$12,658	$19,942

	Premier
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%[6]	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.19%	0.26%	0.31%	0.31%	0.32%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$6,197	$11,127	$17,700	$18,072	$20,011	$42,558

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights	T-Fund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0002

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.20%[6]	0.21%	0.21%	0.20%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.06%	0.11%	0.12%	0.11%	0.18%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$21,076,472	$18,501,009	$15,448,264	$17,649,086	$12,586,527	$5,571,099

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.46%	0.46%	0.45%	0.47%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.06%	0.09%	0.12%	0.12%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$884,837	$755,491	$855,847	$479,912	$497,029	$406,682

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	69

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%[6]	0.71%	0.71%	0.70%	0.72%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.06%	0.11%	0.12%	0.13%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$520,232	$629,757	$1,002,044	$1,454,450	$1,030,126	$254,091

	Administration
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0001	0.0001	0.0000 [1]
Net realized gain	(0.0000)[1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.00%[6]	0.00%	0.30%	0.30%	0.32%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.00%[6]	0.00%	0.15%	0.12%	0.13%	0.20%

Net investment income	0.00%[6]	0.00%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$— [7]	$16,431	$32,718	$35,370

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (concluded)	T-Fund

	Select
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.06%	1.06%	1.05%	1.07%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.06%	0.11%	0.12%	0.13%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$216,689	$196,531	$214,156	$103,189	$132,339	$261,679

	Premier
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.80%	0.81%	0.80%	0.82%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.06%	0.09%	0.13%	0.07%	0.18%

Net investment income	0.00%[6]	0.00%	0.01%	0.01%	0.01%	0.00%

%Supplemental Data
Net assets, end of period (000)	$2	$1	$51,805	$13	$17	$684

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	71

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions:	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.22%	0.23%	0.24%	0.25%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%[6]	0.05%	0.07%	0.07%	0.09%	0.13%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$10,546,755	$10,367,067	$7,021,176	$4,901,611	$4,836,239	$2,879,900

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.47%	0.48%	0.49%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%[6]	0.04%	0.08%	0.08%	0.10%	0.14%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$267,073	$439,496	$191,695	$198,062	$160,529	$220,837

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000 [1]	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.72%	0.73%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%[6]	0.05%	0.08%	0.07%	0.10%	0.14%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$11,494	$14,777	$12,942	$15,122	$7,792	$33,187

	Administration
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.32%	0.33%	0.34%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%[6]	0.05%	0.08%	0.07%	0.08%	0.14%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$382,426	$335,524	$108,091	$128,154	$152,459	$112,779

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	73

Financial Highlights	MuniCash

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0004	0.0009	0.0012	0.0018
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0004	0.0009	0.0012	0.0018

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0004)	(0.0009)	(0.0012)	(0.0018)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0000)	(0.0001)	(0.0004)	(0.0009)	(0.0012)	(0.0018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.04%	0.09%	0.12%	0.18%

Ratios to Average Net Assets
Total expenses	0.48%[6]	0.45%	0.42%	0.40%	0.38%	0.37%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%[6]	0.16%	0.19%	0.20%	0.20%	0.20%

Net investment income	0.01%[6]	0.01%	0.04%	0.09%	0.13%	0.18%

Supplemental Data
Net assets, end of period (000)	$135,254	$144,892	$189,271	$233,569	$324,027	$736,547

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.73%[6]	0.69%	0.66%	0.65%	0.63%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%[6]	0.17%	0.23%	0.29%	0.32%	0.38%

Net investment income	0.01%[6]	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$2,151	$3,513	$41,042	$50,060	$76,338	$86,389

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights	MuniFund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0004	0.0009	0.0013
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0003	0.0004	0.0009	0.0013

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0004)	(0.0009)	(0.0013)
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0003)	(0.0004)	(0.0009)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.04%	0.09%	0.14%

Ratios to Average Net Assets
Total expenses	0.35%[6]	0.36%	0.35%	0.34%	0.31%	0.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.15%	0.19%	0.19%	0.20%

Net investment income	0.02%[6]	0.02%	0.02%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of period (000)	$1,100,668	$1,219,566	$1,159,440	$1,212,494	$1,479,126	$2,584,701

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.61%	0.60%	0.59%	0.56%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.15%	0.23%	0.28%	0.33%

Net investment income	0.02%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$39,079	$49,420	$58,832	$64,251	$134,835	$103,206

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	75

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.85%[6]	0.86%	0.86%	0.84%	0.81%	0.78%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.11%	0.23%	0.30%	0.33%

Net investment income	0.02%[6]	0.02%	0.02%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$6,586	$8,693	$18,390	$1,287	$1,384	$22,811

	Administration
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0002	0.0004
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0002	0.0004

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0004)
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0002)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.02%	0.03%

Total Return
Total expenses	0.45%[6]	0.46%	0.45%	0.44%	0.41%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.16%	0.22%	0.27%	0.30%

Net investment income	0.02%[6]	0.02%	0.01%	0.00%	0.02%	0.04%

Supplemental Data
Net assets, end of period (000)	$319,875	$315,869	$288,779	$306,763	$442,810	$481,305

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.20%[6]	1.21%	1.20%	1.19%	1.16%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.15%	0.23%	0.28%	0.33%

Net investment income	0.02%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$16,882	$17,580	$16,299	$15,107	$18,857	$19,190

	Private Client
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.20%[6]	1.21%	1.20%	1.19%	1.16%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.15%	0.23%	0.29%	0.33%

Net investment income	0.02%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,691	$1,817	$1,787	$1,998	$2,130	$4,072

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	77

Financial Highlights (concluded)	MuniFund

	Premier
	Six Months Ended April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0002	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0002)	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.95%[6]	0.96%	0.95%	0.94%	0.91%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.15%	0.22%	0.28%	0.33%

Net investment income	0.02%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1	$822	$1,040	$687	$15,026	$7,160

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights	California Money Fund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0002	0.0009	0.0016
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0002	0.0022	0.0016

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0002)	(0.0009)	(0.0016)
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0002)	(0.0022)	(0.0016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.02%	0.22%	0.16%

Ratios to Average Net Assets
Total expenses	0.47%[6]	0.46%	0.45%	0.43%	0.42%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.13%	0.18%	0.19%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.02%	0.09%	0.16%

Supplemental Data
Net assets, end of period (000)	$114,434	$122,721	$136,074	$162,188	$284,521	$280,309

	Dollar
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.71%	0.69%	0.68%	0.67%	0.66%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.14%	0.19%	0.29%	0.36%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,458	$1,101	$4,800	$15,876	$7,631	$15,957

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	79

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0003	0.0006
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0016	0.0006

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0006)
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0016)	(0.0006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.16%	0.06%

Ratios to Average Net Assets
Total expenses	0.57%[6]	0.56%	0.55%	0.53%	0.52%	0.51%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.13%	0.19%	0.26%	0.30%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.04%	0.06%

Supplemental Data
Net assets, end of period (000)	$1,436	$1,253	$2,313	$1,191	$1,322	$2,545

	Select
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.32%	1.29%	1.28%	1.27%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.13%	0.19%	0.28%	0.36%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$8,439	$10,228	$6,385	$7,600	$16,535	$16,658

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (concluded)	California Money Fund

	Private Client
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.32%	1.30%	1.28%	1.27%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.13%	0.19%	0.28%	0.36%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$4,096	$4,280	$4,949	$4,601	$5,009	$4,381

	Premier
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.05%	1.05%	1.03%	1.02%	1.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.08%	0.14%	0.19%	0.28%	0.36%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$17	$17	$17	$1,786	$1,786	$2,274

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	81

Financial Highlights	New York Money Fund

	Institutional
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0002	0.0006	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0002	0.0038	0.0012

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0002)	(0.0006)	(0.0012)
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0002)	(0.0038)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.02%	0.03%	0.37%	0.12%

Ratios to Average Net Assets
Total expenses	0.47%[6]	0.48%	0.46%	0.45%	0.43%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.14%	0.18%	0.19%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.02%	0.06%	0.11%

Supplemental Data
Net assets, end of period (000)	$93,955	$118,278	$94,547	$106,194	$125,869	$192,928

	Cash Management
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	0.97%[6]	0.98%	0.96%	0.95%	0.93%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.09%	0.14%	0.21%	0.25%	0.31%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$20,329	$20,752	$21,079	$5,324	$5,171	$6,750

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0002

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.32%	0.03%

Ratios to Average Net Assets
Total expenses	0.57%[6]	0.58%	0.56%	0.55%	0.53%	0.51%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.14%	0.19%	0.24%	0.29%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.03%

Supplemental Data
Net assets, end of period (000)	$4,896	$5,417	$7,233	$3,315	$11,153	$12,067

	Select
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.33%	1.31%	1.30%	1.28%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.15%	0.20%	0.25%	0.31%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$2,581	$7,493	$9,473	$11,812	$10,281	$15,198

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	83

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.34%	1.31%	1.30%	1.28%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.08%	0.16%	0.20%	0.26%	0.32%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$871	$1,827	$266	$506	$2,499	$8,648

	Premier
	Six Months
	Ended
	April 30, 2015	Year Ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.07%[6]	1.08%	1.06%	1.05%	1.04%	1.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.09%	0.16%	0.20%	0.24%	0.32%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$— [7]	$391	$232	$438	$264	$124

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Liquidity Federal Trust Fund	Federal Trust Fund	Diversified
BlackRock Liquidity FedFund	FedFund	Diversified
BlackRock Liquidity TempCash	TempCash	Diversified
BlackRock Liquidity TempFund	TempFund	Diversified
BlackRock Liquidity T-Fund	T-Fund	Diversified
BlackRock Liquidity Treasury Trust Fund	Treasury Trust Fund	Diversified
BlackRock Liquidity MuniCash	MuniCash	Diversified
BlackRock Liquidity MuniFund	MuniFund	Diversified
BlackRock Liquidity California Money Fund	California Money Fund	Non-Diversified[1]
BlackRock Liquidity New York Money Fund	New York Money Fund	Non-Diversified[1]

[1]	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the period ended April 30, 2015, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	85

Notes to Financial Statements (continued)

3. Securities and Other Investments:

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of April 30, 2015, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by certain Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”), for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016, unless approved by the Board of Trustees, including a majority of the independent Trustees, or by a vote of a majority of the outstanding voting securities of such fund.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

[1]	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2016 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	87

Notes to Financial Statements (continued)

The Manager and BRIL have also voluntarily agreed to waive a portion of their respectives, management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as management fees waived, service and distribution fees waived — class specific and expense reimbursed by manager. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the period ended April 30, 2015, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$4,661	—	—	$354	—	—	—	$5,015
FedFund	$924,280	$17,187	$9,951	$159,376	$682,970	$24,876	$7,606	$1,826,246
TempCash	$271,125	—	—	—	—	—	—	$271,125
TempFund	$3,074,022	$733,529	$37,431	$1,395,087	$1,747,924	$59,099	$21,358	$7,068,450
T-Fund	$992,260	$1,501,920	—	$—	$944,057	—	$5	$3,438,242
Treasury Trust Fund	$483,128	$33,162	—	$74,323	—	—	—	$590,613
MuniCash	$2,863	—	—	—	—	—	—	$2,863
MuniFund	$54,940	$18,760	—	$166,930	$64,421	$7,292	$2,133	$314,476
California Money Fund	$2,460	—	—	$701	$40,656	$17,993	$51	$61,861
New York Money Fund	—	$61,157	—	$2,576	$21,806	$6,106	$1,034	$92,679

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$4,661	—	—	$354	—	—	—	$5,015
FedFund	$924,283	$17,187	$9,951	$159,376	$682,969	$24,876	$7,604	$1,826,246
TempCash	$210,326	—	—	—	—	—	—	$210,326
TempFund	$2,607,335	$675,375	$33,957	$837,691	$1,661,575	$56,173	$19,885	$5,891,991
T-Fund	$992,262	$1,501,920	—	$—	$944,056	—	$4	$3,438,242
Treasury Trust Fund	$483,130	$33,161	—	$74,322	—	—	—	$590,613
MuniCash	$2,863	—	—	—	—	—	—	$2,863
MuniFund	$54,938	$18,759	—	$166,936	$64,420	$7,290	$2,133	$314,476
California Money Fund	$2,457	—	—	$701	$40,659	$17,994	$50	$61,861
New York Money Fund	—	$61,157	—	$2,576	$21,806	$6,106	$1,034	$92,679

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempFund	$—	$135,180,851
MuniCash	$39,765,530	$36,690,606
MuniFund	$611,318,453	$492,661,669
California Money Fund	$31,900,094	$50,395,315
New York Money Fund	$53,100,356	$76,651,057

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended October 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ as of April 30,2015, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6. Principal Risks:

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Investment percentages in specific states or U.S. territories are presented in the Schedule of investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. Each Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate their strategy to implement the new regulations.

7. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	89

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30,	Year Ended October 31,
Federal Trust Fund	2015	2014
Institutional
Shares sold	366,673,648	426,887,521
Shares issued in reinvestment of distributions	5,315	3,596
Shares redeemed	(266,603,877)	(426,122,351)

Net increase	100,075,086	768,766

Dollar
Shares sold	10,121,901	18,844,636
Shares issued in reinvestment of distributions	126	1,174
Shares redeemed	(8,556,775)	(30,223,188)

Net increase (decrease)	1,565,252	(11,377,378)

Administration
Shares sold	711,978	1,053,329
Shares issued in reinvestment of distributions	56	283
Shares redeemed	(2,774,257)	(1,158,909)

Net decrease	(2,062,223)	(105,297)

Total Net Increase (Decrease)	99,578,115	(10,713,909)

FedFund
Institutional
Shares sold	62,682,913,717	104,737,399,250
Shares issued in reinvestment of distributions	998,600	887,484
Shares redeemed	(61,260,147,288)	(106,314,117,059)

Net increase (decrease)	1,423,765,029	(1,575,830,325)

Dollar
Shares sold	8,564,993,034	10,632,278,726
Shares issued in reinvestment of distributions	448	472
Shares redeemed	(8,331,165,188)	(10,477,470,518)

Net increase	233,828,294	154,808,680

Cash Management
Shares sold	6,823,688	600,343
Shares issued in reinvestment of dividends	417	—
Shares redeemed	(3,130,316)	—

Net increase	3,693,789	600,343

Cash Reserve
Shares sold	6,897,391	13,488,860
Shares redeemed	(6,680,431)	(13,790,721)

Net increase (decrease)	216,960	(301,861)

Administration
Shares sold	686,579,752	506,149,437
Shares issued in reinvestment of distributions	1,095	1
Shares redeemed	(543,404,871)	(285,003,966)

Net increase	143,175,976	221,145,472

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
FedFund (concluded)	2015	2014
Select
Shares sold	287,509,566	86,700,251
Shares issued in reinvestment of distributions	20,476	11,076
Shares redeemed	(144,838,379)	(105,359,344)

Net increase (decrease)	142,691,663	(18,648,017)

Private Client
Shares sold	1,146,790	3,781,542
Shares issued in reinvestment of distributions	733	752
Shares redeemed	(3,453,513)	(5,126,320)

Net decrease	(2,305,990)	(1,344,026)

Premier
Shares sold	5,502,358	6,188,143
Shares issued in reinvestment of distributions	331	154
Shares redeemed	(7,072,243)	(4,715,706)

Net increase (decrease)	(1,569,554)	1,472,591

Total Net Increase (Decrease)	1,943,496,167	(1,218,097,143)

TempCash
Institutional
Shares sold	8,047,568,526	20,159,706,074
Shares issued in reinvestment of distributions	366,202	573,218
Shares redeemed	(7,655,121,647)	(21,318,383,427)

Net increase (decrease)	392,813,081	(1,158,104,135)

Dollar
Shares sold	44,839,881	99,732,244
Shares issued in reinvestment of distributions	34,077	80,795
Shares redeemed	(66,290,508)	(351,396,547)

Net decrease	(21,416,550)	(251,583,508)

Total Net Increase (Decrease)	371,396,531	(1,409,687,643)

TempFund
Institutional
Shares sold	398,908,872,733	635,343,864,441
Shares issued in reinvestment of distributions	7,535,958	6,530,071
Shares redeemed	(396,494,338,640)	(631,541,890,323)

Net increase	2,422,070,051	3,808,504,189

Dollar
Shares sold	19,626,439,652	36,753,858,141
Shares issued in reinvestment of distributions	133,932	56,083
Shares redeemed	(20,817,695,830)	(36,380,515,435)

Net increase (decrease)	(1,191,122,246)	373,398,789

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	91

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
TempFund (concluded)	2015	2014
Cash Management
Shares sold	280,180,991	688,072,757
Shares issued in reinvestment of distributions	46,700	52,278
Shares redeemed	(244,053,165)	(641,754,403)

Net increase	36,174,526	46,370,632

Cash Reserve
Shares sold	139,452,773	205,063,547
Shares issued in reinvestment of distributions	1,460	2,157
Shares redeemed	(146,958,444)	(200,119,565)

Net increase (decrease)	(7,504,211)	4,946,139

Administration
Shares sold	5,562,062,947	13,239,518,823
Shares issued in reinvestment of distributions	45,567	58,579
Shares redeemed	(5,381,371,621)	(13,437,553,677)

Net increase (decrease)	180,736,893	(197,976,275)

Select
Shares sold	314,992,622	402,932,121
Shares issued in reinvestment of distributions	65,238	70,081
Shares redeemed	(334,211,408)	(493,363,563)

Net decrease	(19,153,548)	(90,361,361)

Private Client
Shares sold	4,521,488	26,593,626
Shares issued in reinvestment of distributions	2,202	2,329
Shares redeemed	(5,860,959)	(28,382,046)

Net decrease	(1,337,269)	(1,786,091)

Premier
Shares sold	4,523,916	19,049,913
Shares issued in reinvestment of distributions	1,161	2,345
Shares redeemed	(9,454,412)	(25,624,541)

Net decrease	(4,929,335)	(6,572,283)

Total Net Increase	1,414,934,861	3,936,523,739

T-Fund
Institutional
Shares sold	71,520,842,604	115,794,064,763
Shares issued in reinvestment of distributions	1,078,152	1,179,623
Shares redeemed	(68,946,148,936)	(112,742,298,144)

Net increase	2,575,771,820	3,052,946,242

Dollar
Shares sold	662,760,176	604,415,988
Shares issued in reinvestment of distributions	4,990	4,778
Shares redeemed	(533,407,335)	(704,753,194)

Net increase (decrease)	129,357,831	(100,332,428)

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
T-Fund (concluded)	2015	2014
Cash Management
Shares sold	599,958,425	2,492,164,730
Shares issued in reinvestment of distributions	18,252	60,327
Shares redeemed	(709,486,093)	(2,864,472,606)

Net decrease	(109,509,416)	(372,247,549)

Administration
Shares sold	—	—
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(4)	—

Net decrease	(4)	—

Select
Shares sold	217,089,504	395,753,942
Shares issued in reinvestment of distributions	24,571	31,785
Shares redeemed	(196,952,887)	(413,405,273)

Net increase (decrease)	20,161,188	(17,619,546)

Premier
Shares sold	1,252	11,001,723
Shares issued in reinvestment of distributions	—	3,395
Shares redeemed	(20)	(62,805,690)

Net increase (decrease)	1,232	(51,800,572)

Total Net Increase	2,615,782,651	2,510,946,147

Treasury Trust Fund
Institutional
Shares sold	15,138,039,638	27,066,241,606
Shares issued in reinvestment distributions	82,934	149,019
Shares redeemed	(14,958,412,477)	(23,720,329,546)

Net increase	179,710,095	3,346,061,079

Dollar
Shares sold	667,598,640	1,566,073,094
Shares issued in reinvestment of distributions	1,718	435
Shares redeemed	(840,018,485)	(1,318,272,081)

Net increase (decrease)	(172,418,127)	247,801,448

Cash Management
Shares sold	3,085,201	28,111,076
Shares redeemed	(6,368,201)	(26,275,548)

Net increase (decrease)	(3,283,000)	1,835,528

Administration
Shares sold	1,725,457,062	2,316,992,471
Shares issued in reinvestment of distributions	—	502
Shares redeemed	(1,678,555,876)	(2,089,561,467)

Net increase	46,901,186	227,431,506

Total Net Increase	50,910,154	3,823,129,561

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	93

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
MuniCash	2015	2014
Institutional
Shares sold	170,602,014	292,180,090
Shares issued in reinvestment of distributions	1,323	1,649
Shares redeemed	(180,242,788)	(336,572,046)

Net decrease	(9,639,451)	(44,390,307)

Dollar
Shares sold	1,621,033	51,284,592
Shares issued in reinvestment of distributions	170	2,083
Shares redeemed	(2,982,684)	(88,805,992)

Net decrease	(1,361,481)	(37,519,317)

Total Net Decrease	(11,000,932)	(81,909,624)

MuniFund
Institutional
Shares sold	2,655,247,072	5,362,576,205
Shares issued in reinvestment of distributions	70,471	118,246
Shares redeemed	(2,774,165,665)	(5,302,475,402)

Net increase (decrease)	(118,848,122)	60,219,049

Dollar
Shares sold	69,720,007	214,637,156
Shares issued in reinvestment of distributions	—	1
Shares redeemed	(80,058,252)	(224,041,932)

Net decrease	(10,338,245)	(9,404,775)

Cash Management
Shares sold	5,836,070	6,415,596
Shares issued in reinvestment of distributions	1,117	2,381
Shares redeemed	(7,943,531)	(16,111,796)

Net decrease	(2,106,344)	(9,693,819)

Administration
Shares sold	258,372,533	545,635,891
Shares issued in reinvestment of distributions	6,795	16,342
Shares redeemed	(254,366,139)	(518,541,163)

Net increase	4,013,189	27,111,070

Select
Shares sold	34,231,230	37,685,747
Shares issued in reinvestment of distributions	2,448	6,343
Shares redeemed	(34,931,264)	(36,409,885)

Net increase (decrease)	(697,586)	1,282,205

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,
MuniFund (concluded)	2015	2014
Private Client
Shares sold	13	90,107
Shares issued in reinvestment of distributions	295	661
Shares redeemed	(126,117)	(60,331)

Net increase (decrease)	(125,809)	30,437

Premier
Shares sold	20,700	242,664
Shares issued in reinvestment of distributions	126	289
Shares redeemed	(841,804)	(460,341)

Net decrease	(820,978)	(217,388)

Total Net Increase (Decrease)	(128,923,895)	69,326,779

California Money Fund
Institutional
Shares sold	215,476,569	522,226,289
Shares issued in reinvestment of distributions	293	1,263
Shares redeemed	(223,764,471)	(535,568,080)

Net decrease	(8,287,609)	(13,340,528)

Dollar
Shares sold	11,756,980	31,316,029
Shares issued in reinvestment of distributions	94	659
Shares redeemed	(11,399,973)	(35,015,857)

Net increase (decrease)	357,101	(3,699,169)

Administration
Shares sold	2,211,487	3,598,915
Shares redeemed	(2,028,457)	(4,658,542)

Net increase (decrease)	183,030	(1,059,627)

Select
Shares sold	3,362,612	13,422,920
Shares issued in reinvestment of distributions	479	1,412
Shares redeemed	(5,151,718)	(9,580,725)

Net increase (decrease)	(1,788,627)	3,843,607

Private Client
Shares sold	1	64,889
Shares issued in reinvestment of distributions	211	825
Shares redeemed	(184,814)	(733,784)

Net decrease	(184,602)	(668,070)

Premier
Shares sold	1	2
Shares issued in reinvestment of distributions	—	2
Shares redeemed	(11)	(138)

Net decrease	(10)	(134)

Total Net Decrease	(9,720,717)	(14,923,921)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	95

Notes to Financial Statements (concluded)

	Six Months Ended April 30,	Year Ended October 31,
New York Money Fund	2015	2014
Institutional
Shares sold	143,225,027	289,249,537
Shares issued in reinvestment of distributions	504	938
Shares redeemed	(167,549,322)	(265,522,538)

Net increase (decrease)	(24,323,791)	23,727,937

Cash Management
Shares sold	44,081,483	60,720,565
Shares redeemed	(44,506,167)	(61,046,869)

Net decrease	(424,684)	(326,304)

Administration
Shares sold	5,502,151	25,660,018
Shares redeemed	(6,023,545)	(27,474,742)

Net decrease	(521,394)	(1,814,724)

Select
Shares sold	3,521,515	11,543,048
Shares issued in reinvestment of distributions	302	993
Shares redeemed	(8,432,120)	(13,522,921)

Net decrease	(4,910,303)	(1,978,880)

Private Client
Shares sold	557,574	1,630,376
Shares issued in reinvestment of distributions	83	71
Shares redeemed	(1,512,571)	(70,345)

Net increase (decrease)	(954,914)	1,560,102

Premier
Shares sold	131,835	534,988
Shares issued in reinvestment of distributions	20	36
Shares redeemed	(523,173)	(375,663)

Net increase (decrease)	(391,318)	159,361

Total Net Increase (Decrease)	(31,526,404)	21,327,492

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

96	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Benjamin Archibald, Secretary

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Effective May 18, 2015, lan MacKinnon resigned as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	97

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/cash

2)	Select “Access Your Account”

3)	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

98	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2015	99

This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-04/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 1, 2015

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